SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.3%
Alabama — 4.1%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,018
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,505
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	4,550	4,795
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	5,001
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	307
5.000%, 10/01/2055 (A)	2,600	2,708
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	1,000	1,041
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2034	2,000	2,113
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,617
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,498
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,106
5.250%, 10/01/2041	1,000	1,045
5.250%, 10/01/2043	1,500	1,544
5.000%, 10/01/2032	2,500	2,719
5.000%, 10/01/2038	5,345	5,598
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	4,989
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	4,976
5.000%, 09/01/2031	640	672
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,189
5.500%, 11/01/2053 (A)	500	534
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,708
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,082
Southeast Energy Authority A Cooperative District, Ser C, RB
5.000%, 05/01/2055 (A)	1,500	1,571

		64,336

Alaska — 0.1%
Alaska State, International Airports System, Ser B, RB
5.000%, 10/01/2032	700	768

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	$615	$596

		1,364

Arizona — 2.4%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	5,931
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,635	1,674
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,347
Arizona State, Industrial Development Authority, Equitable School Revolving Fund, RB
5.000%, 11/01/2040	350	357
5.000%, 11/01/2041	925	938
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	107
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	615
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	2,779	2,628
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	6,800	6,697
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,304
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,395
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	252
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2030	500	501
5.000%, 07/01/2032	1,095	1,097
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	2,100	2,202

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	$350	$358
5.000%, 07/01/2032	115	116
5.000%, 07/01/2033	355	359
Salt Verde, Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,629
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	353
4.000%, 12/01/2028	365	363
4.000%, 12/01/2029	385	381
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	887
5.500%, 10/01/2027 (B)	695	642

		37,133

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	345	353
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	345	352
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,550

		2,255

California — 6.4%
Bay Area, Toll Authority, RB
2.270%, 04/01/2056 (A)	1,115	1,091
Bay Area, Toll Authority, Ser I, RB, TD BANK N.A.
0.750%, 04/01/2059 (A)(D)	600	600
Burbank-Glendale-Pasadena, Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,120
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	200
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	585
5.000%, 02/01/2055 (A)	5,640	5,972
5.000%, 11/01/2055 (A)	2,000	2,056
5.000%, 01/01/2056 (A)	2,760	2,936

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	$7,520	$7,431
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	6,350	6,662
California State, Community Choice Financing Authority, Clean Energy Project, Ser E, RB
5.000%, 02/01/2055 (A)	5,000	5,249
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	371
California State, GO
5.000%, 08/01/2026	2,000	2,052
5.000%, 09/01/2028	3,000	3,073
5.000%, 09/01/2029	1,500	1,535
5.000%, 09/01/2030	3,395	3,472
5.000%, 03/01/2036	430	482
5.000%, 11/01/2042	1,500	1,592
3.000%, 03/01/2046	2,000	1,536
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,807	2,606
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Sub-Ser B, AMT, RB
9.500%, 01/01/2065 (A)(B)	2,500	2,422
California State, Infrastructure & Economic Development Bank, Equitable School Revolving Fund, RB
5.000%, 11/01/2039	410	423
5.000%, 11/01/2042	760	770
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,016
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,186
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	376
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,037
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	754

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A, RB, ST APPROP
Pre-Refunded @ 100
5.000%, 06/01/2025 (E)	$3,000	$3,000
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (F)	1,450	1,479
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (E)	4,960	5,263
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	6,375	684
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(G)	68,900	4,235
Los Angeles Department of Water & Power, Ser A, RB, BAM
5.250%, 07/01/2044	1,300	1,365
5.250%, 07/01/2046	500	521
5.000%, 07/01/2039	750	794
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	565
Los Angeles, Department of Water & Power, Ser E, RB
5.000%, 07/01/2034	4,100	4,468
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	963
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser ES-, AMT, RB
5.000%, 05/01/2035	2,500	2,672
San Francisco City & County, Redevelopment Agency Successor Agency, Transbay Infrastructure Projects, TA, AGM
5.000%, 08/01/2048	425	435
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,564
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (E)	3,000	3,005
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,790
5.000%, 09/01/2031	1,815	1,854

		99,262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 2.4%
Broomfield, Special Revenue Refunding and Improvements, Ser A, GO, AGC
5.000%, 12/01/2030	$190	$204
5.000%, 12/01/2031	420	456
Colorado State, Bridge & Tunnel Enterprise, Ser A, RB, AGM
5.000%, 12/01/2043	1,310	1,356
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	355
5.000%, 06/15/2031	500	508
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	1,000	1,001
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	469
Colorado State, Health Facilities Authority, AdventHealth, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(E)	235	242
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,220
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,567
5.000%, 08/01/2037	1,000	1,022
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,550	2,211
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	187
Colorado State, Health Facilities Authority, Intermountain Health, Ser A, RB
5.000%, 05/15/2036	375	403
5.000%, 05/15/2037	230	246
Colorado State, Health Facilities Authority, Intermountain Health, Ser B, RB
5.000%, 05/15/2034	855	951
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,286
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,023

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	$280	$313
5.500%, 11/15/2033	1,030	1,148
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,068
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	405
5.000%, 12/01/2031	855	865
5.000%, 12/01/2032	1,200	1,213
5.000%, 12/01/2034	1,000	1,008
5.000%, 12/01/2035	800	805
5.000%, 12/01/2036	600	603
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,011
Regional Transportation District, COP
5.000%, 06/01/2033	1,400	1,563
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	628
5.000%, 07/15/2031	1,200	1,273
5.000%, 07/15/2032	1,020	1,078
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, Ser A, GO
5.000%, 04/01/2035 (B)	5,405	5,692
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	268
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	226
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	2,000	2,093

		36,967

Connecticut — 1.5%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,232
Connecticut State, Health & Educational Facilities Authority, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,331
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	130	130
Connecticut State, Ser A, GO
4.000%, 01/15/2036	1,105	1,110
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,511

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Ser E, GO
5.000%, 09/15/2029	$4,000	$4,246
Connecticut State, Ser F, GO
5.000%, 11/15/2038	4,460	4,851
Connecticut State, Ser G, GO
5.000%, 11/15/2041	1,500	1,595
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,309
University of Connecticut, Ser A, RB, ST APPROP
5.000%, 05/01/2038	4,740	5,040

		23,355

District of Columbia — 0.9%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,166
District of Columbia, Ser B, GO
5.000%, 06/01/2025	1,150	1,150
District of Columbia, Tobacco Settlement Financing, Ser A, RB
0.000%, 06/15/2046 (G)	3,125	786
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	995
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	2,847
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,432

		13,376

Florida — 5.9%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,054
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,315
5.000%, 10/01/2035	2,000	2,019
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	375
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,613
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	544
4.000%, 08/15/2050	1,900	1,542

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	$3,000	$2,942
Florida State, Development Finance, Brightline Project, AMT, RB
12.000%, 07/15/2032 (A)(B)	3,465	3,597
8.250%, 07/01/2057 (A)(B)	1,600	1,629
5.500%, 07/01/2053	2,075	1,948
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	3,625	3,562
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,301
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2030	1,500	1,530
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	2,957
Greater Orlando, Aviation Authority, AMT, RB
5.000%, 10/01/2035	1,000	1,069
5.000%, 10/01/2036	100	106
Hillsborough County, Industrial Development Authority, RB
5.000%, 11/15/2029	3,525	3,793
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,764
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,184
5.000%, 10/01/2035	3,000	3,172
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,061
5.000%, 10/01/2045	1,000	1,034
Lee County, Airport Revenue, AMT, RB
5.250%, 10/01/2049	2,750	2,781
Lee County, Industrial Development Authority, Shell Point, RB
4.125%, 11/15/2029	120	120
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2034	5,000	5,343
5.000%, 10/01/2036	920	966
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.250%, 04/01/2047	3,500	3,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	$440	$449
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,780
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,640
Orange County, Convention Center, RB
5.000%, 10/01/2026	755	760
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,325
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (G)	125	123
0.000%, 10/01/2026 (G)	275	262
0.000%, 10/01/2027 (G)	360	330
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,930
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,520
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,095
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	231
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,664
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (G)	305	184
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	765	736
1.800%, 05/01/2026	120	118
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,165	1,194
4.750%, 05/01/2032	190	195
The Villages, Community Development District No. 15, Wildwood, SAB
4.200%, 05/01/2039 (B)	1,000	934
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	589

		90,955

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 2.5%
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	$1,500	$1,579
5.000%, 07/01/2036	1,000	1,045
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, RB, BAM
5.000%, 11/01/2032	7,850	8,794
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	942
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,022
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	814
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	711
4.000%, 01/01/2054	1,000	816
Georgia State, Housing & Finance Authority, Single Family Mortgage, Ser A, RB
5.000%, 12/01/2042	210	215
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	924
5.000%, 06/01/2055 (A)	665	699
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,016
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,774
5.000%, 12/01/2054 (A)	675	711
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,740
5.000%, 12/01/2054 (A)	1,000	1,042
4.000%, 03/01/2050 (A)	6,640	6,654
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	90	94
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,282
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2035	1,500	1,556
Georgia State, Municipal Electric Authority, Project One Subordinated, Sub-Ser, RB
5.000%, 01/01/2036	2,955	3,214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	$260	$260
1.000%, 07/01/2049 (A)	730	697

		38,601

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,166
5.000%, 10/01/2033	2,205	2,393

		4,559

Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,086
Honolulu, City & County, Ser A, GO
5.000%, 07/01/2041	250	266

		3,352

Idaho — 0.2%
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,380	2,553

Illinois — 8.9%
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	409
5.250%, 04/01/2036	645	690
5.000%, 04/01/2033	500	507
5.000%, 04/01/2034	620	628
5.000%, 04/01/2036	445	450
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,471
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	665
5.000%, 12/01/2028	100	103
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	640	582
Chicago, Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	2,000	2,015
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,079
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,008

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	$1,515	$1,646
5.000%, 01/01/2037	1,130	1,210
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2036	1,290	1,307
5.000%, 07/01/2038	1,500	1,511
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2033	1,665	1,701
5.000%, 01/01/2035	3,500	3,518
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,118
5.250%, 01/01/2045	2,750	2,688
5.000%, 01/01/2044	2,000	1,910
4.000%, 01/01/2036	5,550	5,198
Chicago, Ser C, GO
5.000%, 01/01/2026 (F)	1,130	1,142
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,447
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	305	318
5.000%, 01/01/2042	1,750	1,811
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,866
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,108
Chicago, Waterworks Revenue, Ser A, RB
5.000%, 11/01/2039	2,750	2,876
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	495
5.000%, 11/01/2038	1,150	1,203
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	100	104
5.000%, 12/01/2039	800	827
Cook County, Ser A, GO
5.000%, 11/15/2033	450	482
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,105
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	60	65
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,513
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,890

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	$2,000	$2,006
Illinois State, Finance Authority, RB
4.000%, 02/15/2041	2,080	1,895
Illinois State, Finance Authority, RB
Pre-Refunded @ 100
4.000%, 02/15/2027 (E)	65	66
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,000
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,606
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	502
5.000%, 02/15/2027	200	202
5.000%, 02/15/2029	400	405
5.000%, 02/15/2031	365	368
Illinois State, GO
5.500%, 05/01/2030	3,750	3,950
5.000%, 11/01/2036	2,970	2,993
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	385	384
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,275	1,356
Illinois State, Housing Development Authority, Ser E, RB, GNMA/FNMA/FHLMC
5.250%, 10/01/2052	2,740	2,852
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	365	387
Illinois State, Housing Development Authority, Ser I, RB, GNMA/FNMA/FHLMC
6.000%, 10/01/2055	810	888
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,234
4.950%, 10/01/2038	1,100	1,112
Illinois State, Municipal Electric Agency, Ser A, RB
4.000%, 02/01/2035	3,000	2,954
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,722
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,663

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	$1,000	$1,112
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	701
Illinois State, Ser B, GO
5.000%, 10/01/2030	2,500	2,603
5.000%, 03/01/2031	2,000	2,139
4.000%, 10/01/2035	4,020	3,896
Illinois State, Ser C, GO
5.000%, 12/01/2042	2,850	2,894
4.000%, 10/01/2037	215	203
4.000%, 10/01/2048	4,265	3,549
Illinois State, Ser D, GO
5.000%, 11/01/2025	1,585	1,597
5.000%, 11/01/2028	1,000	1,033
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,577
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2043	2,090	2,201
5.250%, 01/01/2045	1,910	1,993
5.000%, 01/01/2038	340	366
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	1,055	1,088
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	257
5.000%, 12/15/2032	255	262
5.000%, 12/15/2033	300	307
5.000%, 12/15/2034	400	409
4.000%, 12/15/2042	1,895	1,691
Railsplitter, Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.000%, 06/01/2026 (E)	2,500	2,551
Rock Island County, School District No. 41, Ser A, GO, AGC
5.000%, 01/01/2032	500	545
5.000%, 01/01/2034	650	715
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,712
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	364
5.000%, 01/01/2028	380	396
5.000%, 01/01/2033	4,465	4,879
5.000%, 01/01/2036	4,500	4,726
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	208

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	$635	$666

		138,851

Indiana — 1.3%
Danville, Multi-School Building, RB, ST INTERCEPT
5.000%, 01/15/2031	500	545
5.000%, 01/15/2032	800	878
5.000%, 07/15/2032	500	551
5.000%, 01/15/2033	500	552
5.000%, 07/15/2033	555	613
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	204
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
4.000%, 10/01/2035	2,725	2,748
4.000%, 10/01/2036	1,485	1,487
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,854
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	210	208
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,476
Northwest, Allen School Building, RB, ST INTERCEPT
5.000%, 07/15/2037	460	500
5.000%, 07/15/2041	400	421
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,401
Westfield-Washington, Multi-School Building, Ser A, RB, BAM ST INTERCEPT
5.250%, 07/15/2037	2,520	2,791
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	1,012

		20,241

Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2032 (E)	2,515	2,825

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	$930	$967
Iowa State, Student Loan Liquidity Corporation, Ser B, AMT, RB
5.000%, 12/01/2032	1,130	1,190
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	500	491
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	60	60
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,011

		6,544

Kentucky — 0.9%
Kentucky State, Public Energy Authority, Gas Supply, Ser C-1, RB
4.000%, 12/01/2049 (A)	4,000	4,000
Kentucky State, Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	500	524
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,381
4.000%, 08/01/2052 (A)	2,945	2,919
Kentucky State, Public Energy Authority, Ser B, RB
5.000%, 01/01/2055 (A)	2,750	2,891
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,198

		13,913

Louisiana — 0.8%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.545%, 05/01/2043 (A)	380	379
Louisiana State, Public Facilities Authority, Department of Public Safety Crime Lab Project, RB, AGC
5.000%, 08/01/2031	400	440
5.000%, 08/01/2032	165	183
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	398
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,078
New Orleans, Aviation Board, AMT, RB
5.000%, 01/01/2034	2,250	2,389
5.000%, 01/01/2036	1,695	1,787

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	$1,260	$1,305
5.000%, 10/01/2036	1,550	1,593
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	981
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	580

		13,113

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	193
4.000%, 07/01/2037	265	258

		451

Maryland — 1.5%
Maryland Economic Development, RB
5.000%, 07/01/2048 (A)(B)	1,500	1,463
Maryland State, Community Development Administration, RB, FNMA
4.000%, 08/01/2039	1,935	1,842
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	290	289
Maryland State, Department of Transportation, AMT, RB, AGC
5.000%, 08/01/2031	1,000	1,069
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,516
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,028
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,149
Maryland State, Stadium Authority, RB
5.000%, 06/01/2036	2,670	2,945
Maryland State, Transportation Authority, Transportation Facilities Project, Ser S, RB
5.000%, 07/01/2034	3,065	3,463
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	1,995

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Prince George's County, Ser A, GO
5.000%, 08/01/2042	$2,000	$2,129

		23,888

Massachusetts — 1.8%
Massachusetts State, Development Finance Agency, Caregroup, Ser H, RB
5.000%, 07/01/2025	415	415
Massachusetts State, Development Finance Agency, Emerson College, RB
5.000%, 01/01/2026	465	469
5.000%, 01/01/2027	145	148
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (F)	120	120
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	320
5.000%, 10/01/2029	250	271
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
2.570%, 07/01/2049 (A)(B)	550	550
Massachusetts State, Development Finance Agency, RB
5.000%, 07/01/2029	435	456
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	150
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2027	2,965	2,999
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2030	1,125	1,171
5.000%, 07/01/2031	1,500	1,580
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	939
5.000%, 07/01/2028	1,750	1,812
5.000%, 07/01/2029	1,925	2,002
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,395
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,907
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,251
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,609

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	$6,500	$6,603

		27,167

Michigan — 2.1%
Detroit, Downtown Development Authority, Catalyst Development Project, TA
5.000%, 07/01/2040	2,000	2,091
5.000%, 07/01/2048	825	831
Detroit, Regional Convention Facility Authority, Ser C, RB
5.000%, 10/01/2036	1,355	1,441
5.000%, 10/01/2037	215	227
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,286
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	1,886
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	430	468
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,724
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	454
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	3,946
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,053
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	233
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	450	467
5.250%, 02/28/2042	2,200	2,268
5.250%, 02/28/2043	800	823
4.125%, 02/29/2044	600	549
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	348
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	1,995	2,117
3.750%, 06/01/2050	120	120
Michigan State, Housing Development Authority, Ser D, RB
3.400%, 06/01/2030	640	629

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	$3,500	$3,614
Michigan State, Strategic Fund, Various Consumer Energy Companies, AMT, RB
3.350%, 10/01/2049 (A)	345	338
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,303
5.000%, 12/01/2031	1,800	1,805

		33,021

Minnesota — 1.2%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,320
5.500%, 01/01/2031	1,085	1,085
5.250%, 01/01/2037	475	274
Cass Lake-Bena, Independent School District No. 115, Ser A, GO, SD CRED PROG
4.000%, 02/01/2040	2,395	2,319
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	309
5.000%, 01/01/2031	300	308
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	872
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser, AMT, RB
5.000%, 01/01/2036	3,355	3,537
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,902
Minnesota State, Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,625
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	209
3.000%, 10/01/2041	1,000	784
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	600	602
Minnesota State, Public Facilities Authority State Revolving Fund, Ser A, RB
5.000%, 03/01/2033	3,000	3,035

		19,181

Mississippi — 0.2%
Mississippi State, ABC Warehouse Construction, RB
5.000%, 10/01/2034	145	162
5.000%, 10/01/2036	265	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi State, Gaming Tax Revenue, Ser A, RB
5.000%, 10/15/2029	$300	$313
5.000%, 10/15/2030	850	885
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/2029	1,000	1,005

		2,655

Missouri — 0.4%
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,010
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	785
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	475	475
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,133

		6,403

Nebraska — 1.0%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	4,860	5,127
5.000%, 09/01/2042	730	747
5.000%, 05/01/2054 (A)	1,020	1,051
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,125
4.950%, 09/01/2038	550	564
Omaha, Airport Authority, AMT, RB, AGC
5.000%, 12/15/2032	1,335	1,433
5.000%, 12/15/2033	2,050	2,200
5.000%, 12/15/2034	1,000	1,072
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,782
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	695

		15,796

Nevada — 0.4%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,218
Las Vegas, Ser B, GO
5.000%, 06/01/2038	2,000	2,172
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	608

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	$400	$418

		5,416

New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	296
4.000%, 01/01/2030	285	280
4.000%, 01/01/2031	290	283

		859

New Jersey — 4.0%
New Jersey Institute of Technology, Ser A, RB, BAM
5.000%, 07/01/2041	2,000	2,118
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2032	3,070	3,227
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	1,000	1,049
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,161
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,028
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2025 (B)	2,000	2,010
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	885
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2064 (A)	2,000	2,210
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,291
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,734

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	$1,400	$1,473
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,512
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,149
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,035
5.000%, 06/15/2029	3,500	3,557
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,644
5.000%, 06/15/2038	1,000	1,048
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.250%, 06/15/2039	3,000	3,210
5.000%, 06/15/2032	2,305	2,525
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2041	2,000	2,109
5.000%, 06/15/2038	1,250	1,313
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,160
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	710	780
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,306
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,282
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2042	1,015	1,060
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	900	923
5.000%, 01/01/2033	425	435
5.000%, 01/01/2034	570	582
5.000%, 01/01/2036	570	578
South Jersey, Transportation Authority, Ser A, RB, BAM
4.000%, 11/01/2039	1,500	1,405

		62,799

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Mexico — 0.4%
New Mexico State, Hospital Equipment Loan Council, Ser A, RB
5.000%, 08/01/2044	$5,000	$4,945
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	600	608

		5,553

New York — 8.4%
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	473
5.000%, 07/01/2031	525	558
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	1,979
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,488
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	521
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,137
4.000%, 11/15/2032	1,500	1,503
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	1,000	1,004
Metropolitan New York, Transportation Authority, Ser E, RB
5.000%, 11/15/2032	2,190	2,359
Metropolitan Transportation Authority, RB
5.250%, 11/15/2043	1,000	1,043
5.000%, 11/15/2033	3,000	3,315
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,381
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,001
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,149
5.000%, 01/15/2036	1,000	1,047
5.000%, 08/01/2039	605	617
New York & New Jersey, Port Authority, Ser 246, AMT, RB
5.000%, 09/01/2030	2,000	2,128
New York City, Housing Development Authority, RB
4.000%, 12/15/2031	500	508

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	$1,090	$1,034
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	310
3.000%, 01/01/2034	740	681
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	116
5.000%, 03/01/2030	100	107
New York City, Ser A, GO
5.000%, 08/01/2035	1,000	1,111
5.000%, 08/01/2036	200	220
New York City, Ser A-1, GO
4.000%, 08/01/2037	4,000	3,947
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,734
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,500	1,474
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,620
5.000%, 10/01/2033	280	310
New York City, Sub-Ser C-SUB, GO
5.000%, 09/01/2038	2,000	2,147
New York City, Sub-Ser G-SUBSER, GO
5.000%, 02/01/2039	985	1,059
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,743
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	1,350	1,235
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	1,040	1,121
5.000%, 05/01/2041	1,000	1,050
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.500%, 05/01/2052	2,000	2,119
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,149
New York City, Water & Sewer System Authority, RB
1.400%, 06/15/2049 (A)	2,000	2,000
New York City, Water & Sewer System, Finance Authority, RB
1.500%, 06/15/2044 (A)	1,200	1,200

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	$1,800	$1,447
New York State, Dormitory Authority, Pace University, Ser A, RB
5.250%, 05/01/2043	560	569
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (E)	5	5
New York State, Dormitory Authority, RB
4.000%, 03/15/2038	4,840	4,702
New York State, Dormitory Authority, RB
Pre-Refunded @ 100
4.000%, 03/15/2032 (E)	5	5
New York State, Dormitory Authority, RB, AGC
5.250%, 10/01/2040	1,000	1,074
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2032	2,500	2,510
5.000%, 03/15/2033	2,500	2,508
New York State, Dormitory Authority, Ser A, RB
5.250%, 07/01/2039	760	806
5.000%, 03/15/2041	1,000	1,051
New York State, Dormitory Authority, Ser E, RB
3.000%, 03/15/2041	1,500	1,185
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	424
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	801
1.200%, 11/15/2028	1,355	1,215
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	2,895
3.000%, 03/15/2049	5,000	3,504
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,023
5.000%, 10/01/2040	2,625	2,595
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,456

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
5.500%, 06/30/2039	$1,000	$1,045
5.500%, 06/30/2041	850	879
5.375%, 06/30/2060	1,250	1,242
5.250%, 06/30/2043	2,500	2,514
5.000%, 12/01/2025	115	116
5.000%, 12/01/2036	4,000	4,115
5.000%, 12/01/2037	3,000	3,061
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,246
5.250%, 06/30/2039	250	265
4.250%, 06/30/2042	4,000	3,758
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,856
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	1,750	1,791
Triborough, Bridge & Tunnel Authority, RB
5.250%, 12/01/2054	2,500	2,588
0.000%, 11/15/2036 (G)	905	559
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2030	525	533
5.000%, 06/01/2031	525	532
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	750	763
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,028

		130,364

North Carolina — 1.0%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,336
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,454
Cumberland County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
3.750%, 12/01/2027 (A)	1,750	1,750
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	475

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	$1,355	$1,355
North Carolina State, Housing Finance Agency, Ser 5, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2056	485	539
North Carolina State, Medical Care Commission, Penick Village Project, Ser A, RB
5.500%, 09/01/2044	1,380	1,335
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	284
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	717
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	602
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	265
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,048

		16,160

North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	740
3.550%, 07/01/2033	380	367
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser D, RB
5.500%, 01/01/2031	990	1,090

		2,197

Ohio — 2.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,515
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,850	1,601
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	2,977

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	$1,600	$1,609
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	997
Ohio State, Higher Educational Facility Commission, Cleveland Health System Project, RB
1.300%, 01/01/2039 (A)	2,000	2,000
Ohio State, Hospital Facility Authority, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,170
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,300
2.750%, 01/01/2052 (A)	480	471
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	656
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	5,952
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	4,000	4,273
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,371
Port of Greater Cincinnati, Development Authority, RB
5.000%, 12/01/2038	495	532
5.000%, 12/01/2041	1,000	1,050
Warren County, Healthcare Facilities, Otterbein Homes Obligated Group, RB
5.000%, 07/01/2037	1,015	1,060
5.000%, 07/01/2038	775	800

		39,334

Oklahoma — 0.1%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,022
Grand River, Dam Authority, Ser A, RB
5.000%, 06/01/2041	405	424
Oklahoma State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2039	410	440

		1,886

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon — 0.6%
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO, SCH BD GTY
5.000%, 06/15/2025	$275	$275
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,517
5.000%, 06/01/2046	2,500	2,449
Oregon State, GO
5.000%, 05/01/2040	1,970	2,105
Port of Portland, Airport Revenue, Portland International Airport, Ser THIRT, AMT, RB
5.250%, 07/01/2040	1,250	1,310
Umatilla County, School District No. 8R Hermiston, Ser A, GO, SCH BD GTY
0.000%, 06/15/2027 (G)	1,000	930

		9,586

Pennsylvania — 8.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,187
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,780
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,007
Coatesville School District, RB, AG ST AID WITHHLDG
5.250%, 11/15/2040	1,420	1,502
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	835	874
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,000	1,992
Lancaster, School District, Ser A, GO, BAM ST AID WITHHLDG
5.000%, 06/01/2031	550	603
5.000%, 06/01/2032	750	829
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,210
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,913

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	$4,485	$4,516
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,662
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,040
5.000%, 06/01/2032	2,150	2,224
5.000%, 06/01/2033	3,500	3,609
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,670
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	553
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,454
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 05/15/2031	5,855	6,277
Pennsylvania State, GO
5.000%, 08/15/2033	12,395	13,944
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	2,000	2,004
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,530
Pennsylvania State, Higher Educational Facilities Authority, RB
5.250%, 11/01/2039	3,000	3,187
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,030	1,056
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	1,035	1,087
4.850%, 10/01/2043	4,650	4,573
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	3,000	3,093
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2039	250	265

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	$500	$467
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,018
Philadelphia, Gas Works, RB
5.000%, 08/01/2036	2,170	2,363
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	737
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2040	5,655	5,945
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2026 (E)	4,445	4,568
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2029	1,500	1,597
5.000%, 09/01/2034	1,410	1,506
5.000%, 09/01/2036	2,000	2,063
4.000%, 09/01/2035	5,000	4,949
4.000%, 09/01/2038	3,000	2,818
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,450
5.000%, 09/01/2030	7,975	8,119
Philadelphia, Ser A, GO
5.000%, 05/01/2032	2,405	2,612
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	4,758
Philadelphia, Water & Wastewater Revenue, Ser C, RB, AGC
5.000%, 09/01/2034	4,350	4,894
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,421

		137,926

Puerto Rico — 2.8%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(H)	2,990	1,633
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(H)	1,000	546
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(H)	3,035	1,658

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	$2,940	$1,606
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,247	1,198
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,216
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	914
0.000%, 07/01/2046 (G)	18,823	6,006
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,219
0.000%, 07/01/2029 (G)	1,500	1,273
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,361
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,489
4.000%, 07/01/2046	3,600	2,957
Puerto Rico, Sub-Ser CW, Notes
0.000%, 11/01/2043 (A)(I)	9,644	5,786
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (A)(I)	815	499

		43,361

Rhode Island — 0.8%
Providence, Public Building Authority, RB, AGC
5.000%, 09/15/2038	335	359
5.000%, 09/15/2039	1,000	1,061
Rhode Island State, Health & Educational Building Authority, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	5,420	4,994
Rhode Island State, Health & Educational Building, City of Pawtucket, Ser C, RB, AGM ST AID WITHHLDG
5.000%, 05/15/2035	315	345
Rhode Island State, Health & Educational Building, City of Providence, Ser G, RB, BAM ST AID WITHHLDG
5.000%, 05/15/2034	415	463
5.000%, 05/15/2035	500	554
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,665
5.000%, 05/15/2039	550	570
5.000%, 05/15/2044	600	606

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	$1,750	$1,794
Rhode Island State, Student Loan Authority, Ser B, AMT, RB
5.000%, 12/01/2031	535	558

		12,969

South Carolina — 1.7%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	635
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,152
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,575	1,688
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	370	370
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,000	911
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	959
5.000%, 11/01/2037	655	696
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,552
4.000%, 07/01/2035	1,160	1,137
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2036	2,750	2,909
4.000%, 12/01/2038	175	167
South Carolina State, Public Service Authority, Santee Cooper, Ser B, RB
5.000%, 12/01/2036	2,445	2,642
South Carolina State, Public Service Authority, Santee Cooper, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,673
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2040	1,220	1,271
4.000%, 12/01/2034	2,000	1,998
4.000%, 12/01/2036	2,250	2,198

		26,958

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2035	$1,005	$1,008
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	255	271
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	470	471

		1,750

Tennessee — 0.7%
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	300	317
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,222
Nashville & Davidson County, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,013
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	733
Nashville & Davidson County, Metropolitan Government, Sports Authority, Stadium Project, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,342
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,496
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	105	105

		10,228

Texas — 9.3%
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	852
5.000%, 08/15/2040	695	726
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,566
5.000%, 11/15/2039	800	854
5.000%, 11/15/2041	1,100	1,159
Austin, Independent School District, GO
5.000%, 08/01/2025	1,500	1,505

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	$900	$902
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026 (C)	465	473
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	230
3.125%, 02/01/2053 (A)	915	911
Cedar Hill, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	2,000	2,134
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	757
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	212
Central Texas, Turnpike System, Ser A, RB
5.000%, 08/15/2037	1,750	1,891
5.000%, 08/15/2038	1,360	1,454
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/2037	5,000	5,371
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,060	1,060
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	980
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2037	1,000	1,068
4.000%, 08/15/2032	1,000	1,019
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,536
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,613
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2034	500	489
Dallas City, Independent School District, Ser C, GO, PSF-GTD
5.000%, 02/15/2033	375	420
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,015
5.000%, 11/01/2031	1,250	1,265
5.000%, 11/01/2032	2,500	2,525
5.000%, 11/01/2033	1,175	1,185
5.000%, 11/01/2034	1,000	1,007
5.000%, 11/01/2035	1,000	1,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	$3,000	$3,212
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	2,400	2,261
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,639
East Montgomery County, Improvement District Sales Tax Revenue, RB, AGC
5.000%, 08/15/2033	1,000	1,101
El Paso, GO
5.000%, 08/15/2034	2,050	2,083
Garland, Electric Utility System Revenue, RB, AGC
5.000%, 03/01/2031	250	273
5.000%, 03/01/2032	520	574
Garland, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2039	2,000	2,140
5.000%, 02/15/2042	2,500	2,614
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,802
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,019
Harris County, Houston Sports Authority, Ser A, RB, AGC
5.000%, 11/15/2026	2,000	2,057
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2031	1,600	1,734
5.000%, 11/15/2033	370	404
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	381
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	275
5.000%, 12/01/2032	300	316
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,542
5.000%, 07/01/2032	1,500	1,541
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2032	1,500	1,676
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,119
Lamar, Consolidated Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2030	3,000	3,264

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Melissa, Independent School District, GO, PSF-GTD
5.000%, 02/01/2037	$945	$1,036
Midland, Independent School District, RB, PSF-GTD
5.000%, 02/15/2038	5,000	5,382
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,702
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	688
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2037	4,000	4,344
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	6,569
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	1,245	1,349
5.000%, 02/15/2040	225	242
Prosper, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2031	1,000	1,102
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,526
5.000%, 02/01/2034	1,700	1,830
5.000%, 02/01/2039	195	209
San Antonio, Electric & Gas Systems Revenue, Ser B, RB
5.000%, 02/01/2043	2,000	2,063
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,037
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	727
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	487
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,519
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,103
Tarrant County, Cultural Education Facilities Finance, Cook Children's Medical Center, RB
5.000%, 12/01/2031	3,740	4,135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Trinity Terrace, RB
5.000%, 10/01/2037	$2,675	$2,781
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	405	415
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	298
5.000%, 12/15/2032	715	751
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,651
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2055 (A)	6,500	6,842
Texas State, Ser B, GO
4.000%, 08/01/2031	435	435
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,860
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,197
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	1,000	1,129
Uptown Development Authority, TA
4.000%, 09/01/2033	400	387
4.000%, 09/01/2035	275	257

		145,265

Utah — 0.7%
Intermountain Power Agency, RB
5.000%, 07/01/2036	5,370	5,688
Mida Mountain Village Public Infrastructure District, Sub-Ser 1, TA
5.125%, 06/15/2054 (B)	500	464
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,045

		11,197

Virgin Islands — 0.2%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	3,065	2,939

Virginia — 1.9%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	880	941

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	$280	$285
5.000%, 07/01/2027	250	260
5.000%, 07/01/2028	375	395
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	440
5.000%, 10/01/2047	1,225	1,231
James City County, Economic Development Authority, RB
5.250%, 12/01/2027	190	190
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,094
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	469
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,111
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,329
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,117
5.000%, 06/30/2042	2,000	2,011
5.000%, 12/31/2047	440	441
4.000%, 07/01/2030	1,140	1,134
4.000%, 07/01/2031	365	361
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	493
5.000%, 12/01/2039	3,000	3,047
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (G)	34,300	8,690

		30,039

Washington — 2.8%
King & Snohomish Counties, School District No. 417, GO, SCH BD GTY
5.000%, 12/01/2042	5,000	5,253
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	7,901
Kitsap County, School District No. 100-C Bremerton, Ser C, GO, SCH BD GTY
5.000%, 12/01/2040	1,790	1,909
Port of Seattle, AMT, RB
5.250%, 07/01/2041	3,405	3,539
5.250%, 07/01/2042	5,000	5,158
5.000%, 08/01/2041	1,000	1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Snohomish County, School District No. 15 Edmonds, GO, SCH BD GTY
5.000%, 12/01/2038	$825	$890
Washington State, GO
4.000%, 07/01/2036	4,500	4,525
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,782
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,725
5.000%, 07/01/2038	1,000	1,041
Washington State, Housing Finance Commission, RB, BAM
5.000%, 07/01/2040 (B)	2,000	2,038
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	939	871
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	740
Washington State, Ser 2017-A, GO
5.000%, 08/01/2038	2,725	2,760
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,802
Washington State, Ser R-2025B, GO
5.000%, 07/01/2033	250	282

		43,227

West Virginia — 0.3%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,300
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2034	1,000	1,041
5.000%, 06/01/2035	1,005	1,042

		4,383

Wisconsin — 2.9%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,183
Sheboygan Area, School District, GO
3.000%, 03/01/2041	2,400	1,945
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2039	295	278
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2038	590	637

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (G)	$370	$312
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2054 (A)	2,000	2,033
2.150%, 08/15/2054 (A)	1,125	1,115
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,861
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,883
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	610
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	479
5.000%, 11/01/2030	1,035	1,054
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	598
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	223
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, GNMA/FNMA/FHLMC
6.000%, 03/01/2055	1,195	1,294
5.500%, 03/01/2032	950	1,069
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	500	500
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	228
4.000%, 07/01/2028	225	228
4.000%, 07/01/2029	225	227
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,407
Wisconsin State, Public Finance Authority, Foundation Academy Charter School, RB
4.750%, 07/01/2045 (B)	500	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2052	$755	$715
5.000%, 02/01/2062	1,845	1,723
Wisconsin State, Public Finance Authority, Kahala Nui Project, RB
5.250%, 11/15/2055	440	445
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	6,938
Wisconsin State, Public Finance Authority, Lindenwood Education System, RB
4.750%, 06/01/2040 (B)	1,000	921
Wisconsin State, Public Finance Authority, Senior-KSU Bixby Real Estate Facility, RB
5.000%, 06/15/2038	350	363
5.000%, 06/15/2040	350	357
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	285
4.000%, 10/01/2026	300	299
4.000%, 10/01/2027	125	125
4.000%, 10/01/2028	250	250

		45,024

Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 1, RB
6.000%, 12/01/2054	210	226

Total Municipal Bonds
(Cost $1,582,001) ($ Thousands)		1,528,938

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	1,096,224	1,096
Total Cash Equivalent
(Cost $1,096) ($ Thousands)		1,096
Total Investments in Securities — 98.4%
(Cost $1,583,097) ($ Thousands)		$1,530,034

Percentages are based on Net Assets of $1,554,937 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Intermediate-Term Municipal Fund (Concluded)

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $43,810 ($ Thousands), representing 2.8% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(F)	Security is escrowed to maturity.
(G)	Zero coupon security.
(H)	Level 3 security in accordance with fair value hierarchy.
(I)	No interest rate available.

The following is a summary of the transactions with affiliates for the period ended May 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$468	$200,057	$(199,429)	$—	$—	$1,096	$291	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.1%
Alabama — 5.7%
Black Belt, Energy Gas District, RB
2.320%, 10/01/2052 (A)	$3,250	$3,176
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	1,940	1,940
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	886
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2027	2,000	2,058
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	610	629
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2025	7,520	7,532
4.000%, 10/01/2052 (A)	2,500	2,498
Black Belt, Energy Gas District, Sub-Ser, RB
4.315%, 07/01/2052 (A)	2,000	2,018
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	3,500	3,540
Lower Alabama, Gas District, RB
4.000%, 12/01/2025	730	731
4.000%, 12/01/2050 (A)	10,000	9,977
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
3.300%, 07/15/2034 (A)	1,000	1,000
Selma, Industrial Development Board, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	5,250	5,245
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	258
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2026	1,500	1,516
5.000%, 04/01/2027	500	513
5.000%, 04/01/2028	1,250	1,298

		44,815

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Tanana Chiefs Conference Project, RB
5.000%, 10/01/2029	1,000	1,058
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	480	483

		1,541

Arizona — 1.3%
Arizona State, Health Facilities Authority, Banner Health, RB
2.220%, 01/01/2046 (A)	700	693

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Health Facilities Authority, Banner Health, RB
Pre-Refunded @ 100
2.220%, 11/04/2025 (A)(B)	$200	$200
Arizona State, Health Facilities Authority, Banner Health, Ser S, RB
Pre-Refunded @ 100
2.220%, 11/04/2025 (A)(B)	100	100
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,324
Phoenix, Industrial Development Authority, Republic Services Inc Project, AMT, RB
4.100%, 12/01/2035 (A)	1,000	1,000
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,231

		10,548

Arkansas — 0.4%
Springdale, Water & Sewer, RB
5.000%, 09/01/2027	250	261
5.000%, 09/01/2028	200	213
5.000%, 09/01/2029	350	378
5.000%, 09/01/2031	350	381
West Memphis, Sales & Use Tax, RB, AGM
5.000%, 06/01/2029	1,630	1,732

		2,965

California — 3.8%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (C)	1,000	964
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2027	750	772
4.000%, 10/01/2052 (A)	2,710	2,708
California State, Community Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	555	555
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 11/01/2027	1,500	1,553
5.000%, 05/01/2028	1,650	1,716
5.000%, 11/01/2028	1,850	1,935
5.000%, 05/01/2029	1,750	1,839
California State, Community Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	452

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	$5,500	$5,600
California State, Municipal Finance Authority, Waste Management Inc Project, AMT, RB
3.850%, 11/01/2041 (A)	2,000	2,000
East County, Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,310	1,310
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (C)	500	498
Northern California, Energy Authority, RB
5.000%, 08/01/2025	650	651
5.000%, 08/01/2026	450	457
5.000%, 08/01/2027	700	721
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (C)	500	449
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (C)	505	458
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (C)	1,250	1,241
0.000%, 09/01/2029 (C)	500	437
Southern California, Public Power Authority, Canyon Power Project, Ser S, RB
3.700%, 07/01/2040 (A)	1,000	998
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	366
5.000%, 04/01/2055 (A)	1,500	1,555
Tender Option Bond Trust Receipts, Ser 2025-, RB
2.090%, 09/01/2048 (A)(D)(E)	500	500

		29,735

Colorado — 1.7%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	494
5.000%, 11/15/2058 (A)	480	506
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2025	375	377
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	640	641
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,016

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	$615	$647
Colorado State, School of Mines, Ser D, RB
2.840%, 12/01/2025 (A)	950	950
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	375	383
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	273
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	500	517
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,537
Jefferson County, School District R-1, GO
5.000%, 12/15/2030	2,065	2,151
Mirabelle Metropolitan District No. 2, Ser A, GO, AGC
5.000%, 12/01/2027	215	222
5.000%, 12/01/2028	235	246
5.000%, 12/01/2029	200	212
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 07/15/2025	480	481
3.000%, 01/15/2026	405	403
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	145
5.000%, 12/01/2028	155	162
5.000%, 12/01/2029	165	175
5.000%, 12/01/2030	120	128

		13,666

Connecticut — 1.2%
Connecticut State, Health & Educational Facilities Authority, Sacred Heart Univeristy, Ser K, RB
5.000%, 07/01/2025	1,215	1,217
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	4,805	4,806
Norwalk, Housing Authority, Wall Street Place, RB
3.050%, 09/01/2058 (A)	3,330	3,316
West Haven, GO, BAM
5.000%, 02/15/2026	200	203

		9,542

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware — 0.7%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	$5,100	$5,086
Delaware State, Housing Authority, Single Family Mortgage, Ser A, RB, GNMA/FNMA/FHLMC
3.250%, 01/01/2026	285	285

		5,371

District of Columbia — 1.0%
District of Columbia, Housing Finance Agency, Belmont Crossing Phase II Project, RB
5.000%, 03/01/2029 (A)	3,750	3,917
District of Columbia, Housing Finance Agency, Cascade Park Apartments II Project, RB
3.550%, 08/01/2042 (A)	1,700	1,700
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2029	500	528
5.000%, 10/01/2031	1,650	1,672

		7,817

Florida — 2.9%
Alachua County, Housing Finance Authority, RB
3.300%, 12/01/2029 (A)	7,250	7,262
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	2,000	2,043
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	210	210
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2028	1,500	1,568
Miami-Dade County, Aviation Revenue, Ser B, RB
5.000%, 10/01/2025	1,600	1,610
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,001
Miami-Dade County, Housing Finance Authority, Homestead Gardens Phase I, RB
3.400%, 01/01/2045 (A)	5,000	5,006
Miami-Dade County, Housing Finance Authority, Rainbow Village Project, Ser B, RB, FHA
3.550%, 03/01/2029 (A)	1,000	1,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2025	$235	$235
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	314
Polk County, Housing Finance Authority, Episcopal Catholic Apartments, RB, FHA
4.150%, 12/01/2040 (A)	3,000	3,025

		23,281

Georgia — 5.8%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	2,175	2,255
Bartow County, Development Authority, Pollution Control, Georgia Power Company Plant Bowen Project, RB
2.875%, 08/01/2043 (A)	1,800	1,796
Burke County, Development Authority, Pollution Control, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	1,000	1,003
3.300%, 12/01/2049 (A)	3,280	3,229
2.875%, 12/01/2049 (A)	4,000	3,991
Columbus County, Housing Authority, Columbus Gardens Project, RB, FHA
5.000%, 04/01/2028 (A)	1,250	1,289
Dalton, Housing Authority, Mountain Woods Apartment Project, RB, FHA
5.000%, 11/01/2027 (A)	4,032	4,127
Decatur, Housing Authority, Multifamily Housing Revenue, Calvin Court Project, RB
3.600%, 08/01/2028 (A)	2,865	2,886
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,128
5.000%, 05/01/2054 (A)	6,000	6,300
4.000%, 03/01/2026	500	502
4.000%, 09/01/2026	415	418
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	650
5.000%, 03/01/2026	850	858
5.000%, 09/01/2026	850	865
5.000%, 03/01/2027	400	410
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	1,285	1,288
4.000%, 05/01/2052 (A)	1,540	1,542
4.000%, 08/01/2052 (A)(D)	4,000	3,975

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	$2,260	$2,364
Georgia State, Main Street Natural Gas, Ser E, RB
5.000%, 12/01/2027	2,605	2,687
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.350%, 11/01/2048 (A)	2,000	1,964
Savannah, Housing Authority, The Pines at Garden City Project, RB
5.000%, 03/01/2028 (A)	610	628

		46,155

Guam — 0.2%
Guam, Antonio B. Won Pat International Airport Authority, Ser B, RB
5.000%, 10/01/2031	200	213
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	710	724
5.000%, 07/01/2028	800	822

		1,759

Illinois — 6.9%
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,996
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	575	620
5.000%, 01/01/2031	230	251
Chicago, Multi-Family Housing, The Ave SW Project, RB
3.200%, 10/01/2028 (A)	2,465	2,461
Chicago, Multi-Family Housing, United Yards 1A Project, RB
3.500%, 08/01/2027 (A)	1,005	1,007
Chicago, Ser A, GO
5.000%, 01/01/2027	1,265	1,288
5.000%, 01/01/2029	1,500	1,556
Chicago, Ser B, GO
5.000%, 01/01/2031	1,000	1,048
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	1,006
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	675	718
Cook County, Ser A, GO
5.000%, 11/15/2030	1,000	1,020
Geneva, GO
4.000%, 02/01/2026	400	402

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Granite, Solid Waste Disposal, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027	$4,100	$3,869
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	980
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.245%, 11/01/2034 (A)	1,905	1,903
Illinois State, Finance Authority, Noble Network of Charter Schools, RB
5.000%, 09/01/2027	490	505
5.000%, 09/01/2028	515	537
Illinois State, Finance Authority, Silver Cross Hospital & Medical Centers, RB
5.000%, 08/15/2029	1,270	1,275
Illinois State, Finance Authority, Southern Illinois Healthcare Enterprises, RB
5.000%, 03/01/2028	410	418
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	300	308
5.000%, 04/01/2028	400	414
Illinois State, Finance Authority, University of Chicago Medical Center, Ser A, RB
5.000%, 08/15/2029 (D)	2,500	2,506
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,501
Illinois State, Finance Authority, Waste Management Inc Project, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,535
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	987
Illinois State, Housing Development Authority, Leyden Senior Apartments, RB
3.380%, 07/01/2045 (A)	1,250	1,251
Illinois State, Sales Tax Revenue, Ser A, RB, BAM
5.000%, 06/15/2031	1,000	1,036
Illinois State, Ser A, GO
5.000%, 10/01/2025	1,000	1,005
5.000%, 11/01/2026	2,740	2,804
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,590	3,677
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,503
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	270	270
5.000%, 01/01/2036	165	165

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Jefferson County, Township High School District No. 201 Mt Vernon, Ser A, GO
6.500%, 12/30/2030	$1,085	$1,247
Macon & De Witt Counties, Community Unit School District No. 2 Maroa-Forsyth, Ser C, GO, BAM
4.000%, 12/01/2025	1,260	1,264
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	1,500	1,531
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
4.000%, 12/15/2026	1,000	1,010
Sales Tax Securitization, RB
5.000%, 01/01/2030	1,000	1,038
Springfield, GO
5.000%, 12/01/2027	1,200	1,253
University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	389
5.000%, 10/01/2028	475	498
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	365

		54,417

Indiana — 5.5%
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 08/01/2025	810	811
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	7,139
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,952
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,922
3.450%, 07/01/2025	14,260	14,259
Indiana State, Municipal Power Agency, Ser A, RB, AGC
5.000%, 01/01/2027	1,865	1,923
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,085	1,096
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Public Transportation Corporation Project, RB
5.000%, 07/15/2026	600	612
5.000%, 01/15/2029	450	481

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2025	$650	$650
Rockport, Pollution Control, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025 (F)	10,465	10,465
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	498
Westfield-Washington, Multi-School Building, Ser A, RB, BAM
5.000%, 01/15/2029	900	957
Westfield-Washington, School District, GO
6.000%, 01/15/2026	340	344

		43,109

Iowa — 0.3%
Iowa State, Finance Authority, Gevo NW Iowa Renewable Natural Gas Project, AMT, RB
3.875%, 01/01/2042 (A)(E)	2,000	1,996
Iowa State, Finance Authority, Mortgage-Backed Securities Program, Ser E, RB, GNMA/FNMA/FHLMC
1.950%, 01/01/2049 (A)	100	100

		2,096

Kansas — 0.7%
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,236
Manhattan, GO, BAM
5.000%, 06/15/2028	2,000	2,031
Valley Center, Ser 1, GO
4.375%, 12/01/2025	2,405	2,406

		5,673

Kentucky — 3.1%
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,368
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2028	1,200	1,222
Kentucky State, Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	7,000	7,341
5.000%, 07/01/2026	450	456
Rural Water Financing Agency, RB
3.700%, 05/01/2027	2,000	2,003
Rural Water Financing Agency, Ser S, RB
3.050%, 05/01/2027	2,000	1,978

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	$750	$755
Trimble County, Environmental Facilities, Louisville Gas and Electric Company Project, AMT, RB
4.700%, 06/01/2054 (A)	750	755
University of Louisville, Ser D, RB
5.000%, 03/01/2030	3,140	3,198
University of Louisville, Ser F, RB
5.000%, 03/01/2027	2,000	2,066

		24,142

Louisiana — 1.1%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.545%, 05/01/2043 (A)	1,925	1,920
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,385
5.000%, 08/15/2027	1,000	1,034
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,515
St. John the Baptist Parish, Marathon Oil Project, RB
3.300%, 06/01/2037 (A)	1,000	980
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	982

		8,816

Maryland — 0.3%
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	456
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	410	416
5.000%, 03/01/2028	1,220	1,287

		2,159

Massachusetts — 1.1%
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,490	1,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027 (D)	$2,500	$2,359
Massachusetts State, Development Finance Agency, Wellforce Inc, Ser C, RB, AGM
5.000%, 10/01/2027	435	453
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2025	850	851
5.000%, 07/01/2026	1,000	1,016
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
3.250%, 07/01/2042 (A)	1,325	1,325
Quincy, GO
5.000%, 07/25/2025	1,000	1,002

		8,498

Michigan — 2.0%
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	367
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,060
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,551
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	5,950	5,946
Michigan State, Strategic Fund, Consumers Energy Company Project, AMT, RB
0.875%, 04/01/2035 (A)	900	844
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	2,235	2,240

		16,008

Minnesota — 2.0%
Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project, RB
5.000%, 11/01/2030	250	268
Gibbon, Independent School District No. 2365, Ser A, GO
6.000%, 02/01/2026	280	286
6.000%, 02/01/2027	200	210
Kiester, Ser A, GO
3.625%, 12/01/2026	1,710	1,713

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maple Grove, Health Care Facilities Revenue, North Memorial Health Care, RB
5.000%, 09/01/2029	$2,830	$2,835
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,091
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,317
Minneapolis-St. Paul, Metropolitan Airports Commission, Sub-Ser S, AMT, RB
5.000%, 01/01/2026	450	455
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	337
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	539
1.050%, 07/01/2026	1,145	1,104
0.950%, 01/01/2026	1,140	1,116
0.875%, 07/01/2025	1,130	1,126
Minnesota State, Rural Water Finance Authority, Public Projects Construction, RB
3.300%, 08/01/2026	1,000	1,000
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	504
Saint Paul, Housing & Redevelopment Authority, Health Care System, Fairview Health Services, RB
5.000%, 11/15/2029	705	725

		15,626

Mississippi — 0.6%
Warren County, Environmental Improvement Revenue, International Paper Co Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,999
Warren County, Gulf Opportunity Zone Revenue, International Paper Co Project, RB
1.375%, 08/01/2027 (A)	2,500	2,497

		4,496

Missouri — 1.7%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	596
Jackson County, RB
5.000%, 12/01/2027	1,110	1,163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	$9,650	$9,644
Missouri State, Health & Educational Facilities Authority, Lutheran Senior Services Projects, RB
5.000%, 02/01/2030	1,200	1,249
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	620	632

		13,284

Nebraska — 0.5%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,030
Douglas County, Hospital Authority No. 3, Nebraska Methodist Health System, RB
5.000%, 11/01/2027	1,260	1,268
Gretna, COP
5.000%, 12/15/2025	2,000	2,002

		4,300

New Hampshire — 0.5%
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,878
3.625%, 04/01/2026	1,750	1,755
New Hampshire State, National Finance Authority, Pollution Control, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	526

		4,159

New Jersey — 2.4%
Haddonfield, Public Schools District, GO
1.000%, 04/15/2027	1,725	1,650
1.000%, 04/15/2028	1,370	1,280
1.000%, 04/15/2029	1,396	1,271
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,553
New Jersey State, Economic Development Authority, School Facilities Construction, RB
3.220%, 09/01/2025 (A)	1,050	1,050
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2025 (D)	1,000	1,005

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	$860	$860
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas, RB
5.000%, 07/01/2029	1,830	1,862
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,869
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (C)	1,390	1,189
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,200	1,228
Passaic, Ser A, GO
5.000%, 08/01/2025	700	702
Winslow, GO
2.000%, 03/01/2029	875	834

		19,353

New Mexico — 0.4%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	1,007
New Mexico State, Municipal Energy Acquisition Authority, Gas Supply, RB
5.000%, 06/01/2054 (A)	500	523
Santa Fe County, Multifamily Housing, Cresta Ranch Apartments, RB
3.290%, 12/10/2049 (A)	1,500	1,496

		3,026

New York — 5.5%
Buffalo, Municipal Housing Authority, RB, FHA
2.650%, 07/01/2031	690	616
Ithaca, GO
4.250%, 02/13/2026	2,000	2,006
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	1,435	1,476
3.000%, 09/01/2049 (A)	4,470	4,296
0.850%, 09/01/2050 (A)	2,000	1,984
Long Island, Power Authority, Ser C, RB
2.420%, 09/01/2038 (A)	1,585	1,584
Lowville, GO
5.375%, 08/21/2025	700	701
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2030	900	972
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,538

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	$5,000	$4,997
0.600%, 05/01/2061 (A)	2,660	2,652
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	3,032
New York City, Ser 2-REM, GO
1.700%, 04/01/2042 (A)	2,100	2,100
New York City, Ser A, GO
5.000%, 08/01/2030	1,250	1,366
New York City, Sub-Ser, GO
1.500%, 10/01/2046 (A)	2,825	2,825
New York State, Housing Finance Agency, Ser A-2, RB
3.450%, 06/15/2054 (A)	1,000	995
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	830	829
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2026	1,000	1,018
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	800	806
5.000%, 12/01/2026	1,000	1,024
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,078
North Hempstead, Ser B, GO
4.000%, 09/19/2025	3,000	3,008
Triborough, Bridge & Tunnel Authority, MTA Bridges and Tunnels, RB
5.000%, 12/01/2028	1,000	1,072
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	1,500	1,524

		43,499

North Carolina — 1.1%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
1.400%, 01/15/2042 (A)(E)	2,000	2,000
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser C-REM, RB
3.450%, 01/15/2048 (A)	1,000	1,000
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	987

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	$1,000	$999
Durham, Housing Authority, 500 East Main, RB, FHA
3.625%, 04/01/2029 (A)	3,575	3,593

		8,579

North Dakota — 0.7%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	5,000	4,989
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	103
5.000%, 12/01/2027	125	130
5.000%, 12/01/2028	125	131

		5,353

Ohio — 3.1%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,602
American Municipal Power, Electrical System Improvement, Wapakoneta, RB
4.500%, 06/19/2025	2,000	2,001
American Municipal Power, R.I.C.E. Peaking Project, RB
5.000%, 02/15/2030	805	862
Cuyahoga County, Convention Hotel Project, COP
5.000%, 12/01/2026	845	868
Dayton, School District, COP
3.000%, 12/01/2025	170	170
Huber Heights, Ser B, GO
4.500%, 07/10/2025	2,000	2,003
Montgomery, GO
4.500%, 06/10/2025	1,000	1,000
Newark, GO
5.000%, 03/18/2026	1,900	1,919
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,511
Ohio State, Higher Educational Facility Commission, Xavier University 2024 Project, RB
5.000%, 05/01/2026	525	533
5.000%, 05/01/2028	700	732
5.000%, 05/01/2030	540	575
Ohio State, Housing Finance Agency, Hitchcock Housing, Ser A, RB, FHA
5.000%, 04/01/2027 (A)	1,300	1,317

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Housing Finance Agency, Post Oak Station, Ser A-REMK, RB, FHA
3.850%, 07/01/2025	$1,500	$1,500
Ohio State, Housing Finance Agency, Riverview San Marco Apartments, RB, FHA
5.000%, 08/01/2026 (A)	2,140	2,145
Ohio State, Housing Finance Agency, Terrace Gardens, Ser A, RB, FHA
4.000%, 12/01/2027 (A)	3,075	3,107
Put-in-Bay Village, GO
4.750%, 10/29/2025	1,000	1,005

		24,850

Oklahoma — 2.3%
Creek County, Educational Facilities Authority, Bristow Public Schools Project, RB
5.000%, 09/01/2025	1,645	1,651
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	810
Tulsa County, Industrial Authority, Educational Facilities, Broken Arrow Public Schools Project, RB
5.000%, 09/01/2029	350	376
5.000%, 09/01/2030	375	407
Tulsa, Ser A, GO
0.050%, 01/01/2026	9,095	8,928
0.050%, 01/01/2027	5,735	5,463
University of Oklahoma, Ser A, RB, BAM
5.000%, 07/01/2026	330	337
Washington County, Educational Facilities Authority, Dewey Public Schools Project, RB
5.000%, 09/01/2025	400	401

		18,373

Oregon — 1.1%
Deschutes & Jefferson Counties, School District No. 2J Redmond, GO
0.000%, 06/15/2025 (C)	555	554
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (C)	350	327
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (C)	2,070	2,067
0.000%, 06/15/2026 (C)	3,270	3,160
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (C)	250	242
0.000%, 06/15/2028 (C)	395	356

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	$1,000	$1,006
Port of Portland, Airport Revenue, Ser THIRTY-B, AMT, RB
5.000%, 07/01/2027	665	686

		8,398

Pennsylvania — 2.3%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
2.670%, 11/15/2047 (A)	3,000	2,972
Bethlehem, School District Authority, RB
3.265%, 01/01/2032 (A)	570	568
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	989
Lycoming County, College Revenue Authority, Lycoming College Project, RB
3.850%, 11/01/2035 (A)	2,000	1,999
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	601
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2033	2,550	2,599
Pennsylvania State, Economic Development Financing Authority, Rapid Bridge Replacement Project, AMT, RB
5.000%, 12/31/2030	640	644
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, Ser A, RB, AGM
5.000%, 05/01/2029	1,500	1,595
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,255
Pennsylvania State, Turnpike Commission, RB
2.820%, 07/15/2041 (A)	2,500	2,495
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2025	1,075	1,080
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,200
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	299

		18,296

Rhode Island — 0.6%
Pawtucket, GO
4.500%, 10/24/2025	4,000	4,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Providence, Public Building Authority, Capital Improvement Program Projects, RB, AGC
5.000%, 09/15/2029	$850	$907

		4,913

South Carolina — 0.3%
South Carolina State, Housing Finance & Development Authority, Settlement Manor Apartments Project, RB
5.000%, 11/01/2028 (A)	1,250	1,300
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2030	675	734

		2,034

Tennessee — 3.2%
Chattanooga, Health Educational & Housing Facility Board, One Westside Phase 1B Project, RB
3.600%, 06/01/2048 (A)	2,500	2,515
Chattanooga, Health Educational & Housing Facility Board, Shallowford Project, RB, FHA
3.800%, 12/01/2029 (A)	2,000	2,015
Franklin, Health & Educational Facilities Board, Multifamily Housing, Harpeth Hills Apartments Project, RB, FHA
3.600%, 11/01/2029 (A)	1,500	1,510
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2027	400	413
5.000%, 07/01/2028	400	420
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	501
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, 4th & Shelby Apartments Project, RB
5.000%, 06/01/2029 (A)	2,800	2,929
Shelby County, Health Educational & Housing Facility Board, Methodist Le Bonheur Healthcare, RB
5.000%, 05/01/2031	260	266
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	1,000	1,048
Tennergy, RB
5.000%, 06/01/2028	275	286
5.000%, 06/01/2029	825	865
5.000%, 10/01/2054 (A)	7,500	7,800

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennergy, Ser A, RB
5.500%, 12/01/2027	$750	$779
5.250%, 12/01/2026	700	715
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	3,060	3,132

		25,194

Texas — 15.1%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	327
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,047
3.500%, 11/01/2043 (A)	1,000	1,000
Central Texas, Turnpike System, Ser B, RB
5.000%, 08/15/2042 (A)	3,000	3,156
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,500	1,501
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2025	670	675
6.500%, 09/01/2026	390	404
6.500%, 09/01/2027	635	677
6.500%, 09/01/2028	245	267
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	2,750	2,771
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark, RB
3.300%, 01/01/2043 (A)	8,710	8,702
Dallas City, Kay Bailey Hutchinson Convention Center, Special Tax
6.000%, 08/15/2053 (A)(D)	1,500	1,502
Denton County, GO
4.000%, 07/15/2027	740	740
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,025	1,052
Ector County, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/15/2049 (A)	1,000	1,017
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	1,981
Fort Bend County, Municipal Utility District No. 162, GO, BAM
5.500%, 09/01/2027	520	545

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	$2,000	$2,030
0.875%, 08/01/2050 (A)	750	747
0.720%, 08/01/2051 (A)	825	794
Galveston, Wharves & Terminal Revenue, Ser B, RB
5.000%, 08/01/2028	250	262
5.000%, 08/01/2029	300	318
5.000%, 08/01/2030	300	321
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	393
4.000%, 10/01/2028	525	540
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
5.000%, 05/15/2050 (A)	1,000	1,059
Harris County, Hospital District, GO
5.000%, 02/15/2028	750	790
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2025	585	590
5.000%, 11/15/2026	740	759
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2025	635	636
4.000%, 09/01/2026	665	672
4.000%, 09/01/2027	695	708
4.000%, 09/01/2028	725	743
4.000%, 09/01/2029	755	771
Harris County, Municipal Utility District No. 165, GO, BAM
5.500%, 03/01/2026	305	310
5.500%, 03/01/2027	320	330
5.500%, 03/01/2028	335	352
5.125%, 03/01/2029	350	367
5.000%, 03/01/2030	365	384
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	710	712
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2025	455	459
7.250%, 09/01/2026	470	492
7.250%, 09/01/2027	480	521
7.250%, 09/01/2028	495	553
Harris-Waller Counties, Municipal Utility District No. 4, GO, AGC
6.500%, 11/01/2026	695	724
6.500%, 11/01/2027	735	785
6.500%, 11/01/2028	765	837
6.500%, 11/01/2029	805	899
6.500%, 11/01/2030	840	955

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2025	$115	$117
7.250%, 11/01/2026	230	242
7.250%, 11/01/2027	350	380
7.250%, 11/01/2028	345	385
7.250%, 11/01/2029	390	447
Highway 380, Municipal Management District No. 1, GO, BAM
5.500%, 05/01/2026	360	366
5.500%, 05/01/2027	375	391
5.500%, 05/01/2028	390	415
5.000%, 05/01/2030	420	451
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2025	295	296
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2025	1,000	1,001
5.000%, 09/01/2030	1,000	1,001
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	4,090	4,090
Katy, Independent School District, GO, PSF-GTD
4.000%, 08/15/2050 (A)	2,195	2,215
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2026	300	304
5.000%, 03/01/2028	305	317
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,183
Lubbock, Water & Wastewater System, RB
5.000%, 02/15/2028	355	374
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	856
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	175	180
5.750%, 09/01/2027	185	195
5.750%, 09/01/2028	195	209
5.750%, 09/01/2029	205	224
5.375%, 09/01/2030	220	239
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	259
5.500%, 12/01/2027	250	264
5.500%, 12/01/2028	250	269
5.250%, 12/01/2029	250	270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Westminster Project, RB
5.000%, 11/01/2027	$345	$354
5.000%, 11/01/2028	440	455
5.000%, 11/01/2029	570	594
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2025	335	334
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,905	1,928
5.000%, 01/01/2027	1,665	1,721
Northside, Independent School District, GO, PSF-GTD
3.550%, 06/01/2050 (A)	1,500	1,504
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,500	3,498
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,316
Port Arthur, Port Authority, GO, BAM
5.000%, 02/15/2026	200	203
Pottsboro, Independent School District, GO, PSF-GTD
4.000%, 02/15/2052 (A)	2,100	2,111
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,043
Round Rock, Independent School District, Ser A, GO, PSF-GTD
5.000%, 08/01/2044 (A)	1,000	1,077
San Antonio, Electric & Gas Systems Revenue, RB
3.650%, 02/01/2053 (A)	1,000	997
2.840%, 02/01/2048 (A)	2,500	2,500
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,079
Sinton, Independent School District, GO, PSF-GTD
4.000%, 08/15/2051 (A)	1,000	1,000
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,105	1,119
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,373
Tarrant County, Housing Finance Corporation, Multifamily Housing, Wildwood Branch, RB
3.600%, 02/01/2043 (A)	5,500	5,529

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	$940	$945
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Gulfway Manor, RB, FHA
3.250%, 08/01/2028 (A)	3,600	3,595
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Palladium Old FM 471, RB, FHA
3.050%, 09/01/2029 (A)	3,495	3,482
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
3.756%, 12/15/2026 (A)	675	675
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
3.700%, 09/15/2027 (A)	2,975	2,976
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2026	1,000	1,010
5.250%, 01/01/2028	3,185	3,319
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2026	450	454
5.000%, 01/01/2027	750	768
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2025	250	250

		119,326

Utah — 0.6%
Cache County, School District, GO
4.000%, 06/15/2030	1,500	1,511
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,278
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	203
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB
5.000%, 04/15/2027	250	256
5.000%, 04/15/2029	200	210
5.000%, 04/15/2030	215	227
Utah State, Housing Corporation, Promontory Place Apartments, RB
3.400%, 02/01/2028 (A)	1,000	998

		4,683

Virgin Islands — 0.3%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2026	2,425	2,444

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.4%
Albemarle County, Economic Development Authority, RB
1.400%, 10/01/2048 (A)	$4,500	$4,500
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	50	52
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,667
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	535
5.000%, 07/01/2030	550	596
Virginia State, Housing Development Authority, RB
3.625%, 07/01/2055 (A)	1,355	1,355
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	317
3.800%, 07/01/2029	355	358
Virginia State, Small Business Financing Authority, Pure Salmon Virginia LLC Project, AMT, RB
4.000%, 11/01/2052 (A)	2,000	2,000

		11,380

Washington — 1.8%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
2.170%, 11/01/2045 (A)	6,000	5,961
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,525	1,557
5.000%, 07/01/2029	510	537
Port of Seattle, Ser A, AMT, RB
5.000%, 05/01/2029	1,595	1,634
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	968
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	1,004
Washington State, Health Care Facilities Authority, Commonspirit Health, Ser B-, RB
5.000%, 08/01/2049 (A)	2,000	2,003

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2025	$350	$350

		14,014

West Virginia — 1.7%
West Virginia State, Economic Development Authority, Appalachian Power Company Amos Project, RB
3.750%, 12/01/2042 (A)	10,000	10,000
3.375%, 03/01/2040 (A)	1,000	993
West Virginia State, Housing Development Fund, Multifamily Housing, Five Points, RB
5.000%, 03/01/2027 (A)	2,315	2,343

		13,336

Wisconsin — 3.7%
Clayton, Ser B, RB
2.000%, 06/01/2026	1,155	1,131
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2026	2,120	2,152
5.000%, 06/01/2027	2,230	2,294
Fort Atkinson, GO
4.000%, 02/01/2027	340	346
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,115
Milwaukee, Ser N3, GO, AGM
5.000%, 04/01/2029	1,000	1,064
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	937
PMA Levy & Aid Anticipation Notes Program, Ser A, RB
5.000%, 09/24/2025	1,500	1,508
Slinger, Redevelopment Authority, Police Station Project, Ser A, RB
5.000%, 03/01/2030	75	80
Watertown, RB
4.000%, 10/01/2025	1,225	1,225
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,015
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (D)	4,500	4,563
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	$1,300	$1,302
Wisconsin State, Housing & Economic Development Authority, Multifamily Housing, The Intersect Project, Ser I, RB
5.000%, 11/01/2058 (A)	1,250	1,285
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,233
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.750%, 11/01/2055 (A)	3,500	3,521
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	990
Wisconsin State, Public Finance Authority, Waste Management Inc Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,917

		28,989

Wyoming — 0.3%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	2,000	2,000

Total Municipal Bonds
(Cost $786,213) ($ Thousands)		782,018

Total Investments in Securities — 99.1%
(Cost $786,213) ($ Thousands)		$782,018

Percentages are based on Net Assets of $788,977 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $16,410 ($ Thousands), representing 2.1% of the Net Assets of the Fund.

(E)	Securities are held in connection with a letter of credit issued by a major bank.
(F)	Security is escrowed to maturity.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.5%
California — 98.9%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2025	$990	$995
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,036
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	1,000	1,039
Bay Area Toll Authority, Ser F-2, RB
5.000%, 04/01/2036	1,000	1,105
Bay Area Toll Authority, Sub-Ser S-11, RB
5.000%, 04/01/2036	2,000	2,262
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,501
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.250%, 11/01/2054 (A)	4,000	4,196
5.000%, 02/01/2055 (A)	4,500	4,764
5.000%, 08/01/2055 (A)	2,000	2,083
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,941
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	2,000	2,098
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	432
5.000%, 04/01/2030	425	466
5.000%, 04/01/2031	470	523
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,360
California State, GO
5.000%, 08/01/2031	3,985	4,142
5.000%, 11/01/2031	4,500	4,949
5.000%, 09/01/2032	1,000	1,124
5.000%, 09/01/2035	1,000	1,113
5.000%, 10/01/2035	5,000	5,534
4.000%, 08/01/2034	4,000	4,175
4.000%, 08/01/2035	2,500	2,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
Pre-Refunded @ 100
5.000%, 08/01/2027 (B)	$15	$16
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,239
California State, Health Facilities Financing Authority, Adventis Health System, Ser S, RB
5.000%, 12/01/2036	2,500	2,608
5.000%, 12/01/2037	3,180	3,286
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2054 (A)	1,000	1,104
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,201
California State, Health Facilities Financing Authority, Common Spirit Health, Ser A, RB
5.000%, 12/01/2035	1,000	1,100
5.000%, 12/01/2036	1,000	1,087
California State, Health Facilities Financing Authority, El Camino Health Services, Ser A, RB
5.000%, 02/01/2035	500	562
5.000%, 02/01/2036	200	222
5.000%, 02/01/2037	750	824
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,305
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,543
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	1,994
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	865	859
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,363	1,369
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,307
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	2,997

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, RB
5.000%, 11/01/2035	$850	$912
5.000%, 11/01/2037	465	489
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	577
5.000%, 11/01/2032	850	919
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	501
5.000%, 07/01/2027	1,170	1,203
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	455
California State, Municipal Finance Authority, Eskaton Properties, RB
5.000%, 11/15/2034	1,275	1,361
5.000%, 11/15/2035	1,340	1,416
5.000%, 11/15/2036	1,410	1,480
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,266
California State, Municipal Finance Authority, Ignatius College Prep, Ser A, RB
5.000%, 09/01/2034	500	565
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	745
5.000%, 05/15/2030	900	969
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	1,982
California State, Municipal Finance Authority, Ser A-1, RB
5.000%, 06/01/2056 (A)	2,000	2,093
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	508
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	1,550	1,764
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	830

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	$2,000	$2,193
California State, Public Works Board, Various Capital Projects, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (B)	120	126
California State, School Finance Authority, Magnolia Public Schools Obligation, RB
4.250%, 07/01/2035 (C)	1,700	1,656
California State, Statewide Communities Development Authority, John Muir Health, Ser A, RB
5.000%, 12/01/2035	1,250	1,388
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,305
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	899
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,866
California State, Various Purpose, GO
5.000%, 10/01/2029	5,000	5,434
5.000%, 10/01/2030	1,230	1,331
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,236
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,335	1,252
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (D)	1,365	1,365
5.000%, 06/01/2026 (D)	1,500	1,531
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,418
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	145
5.000%, 01/01/2034	175	194
5.000%, 01/01/2035	135	149
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2026	500	509
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2035	500	565

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	$545	$603
Los Angeles County, Public Works Financing Authority, Ser H, RB
5.000%, 12/01/2035	2,000	2,248
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,582
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,000	1,041
5.000%, 05/15/2029	3,000	3,157
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	415
5.000%, 07/01/2034	545	585
5.000%, 07/01/2035	1,210	1,288
Los Angeles, Department of Water & Power, Water System Revenue, Ser E, RB
5.000%, 07/01/2035	6,225	6,722
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	564
5.000%, 05/01/2035	500	561
Los Angeles, Unified School District, Ser A, COP
5.000%, 10/01/2035	3,000	3,332
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2029	3,440	3,730
5.000%, 07/01/2031	5,000	5,531
5.000%, 07/01/2034	2,230	2,533
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,052
Los Angeles, Unified School District, Ser QRR, GO
5.000%, 07/01/2037	2,000	2,223
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	779
5.000%, 10/01/2035	900	995
Mount Diablo Unified School District, Ser C, GO
5.000%, 08/01/2031	400	448
5.000%, 08/01/2037	285	319
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	585	542
Ontario Public Financing Authority, Ser A, RB
5.000%, 11/01/2037	1,000	1,098

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	$1,100	$1,100
Pasadena County, Public Financing Authority, Rose Bowl Revovation Project, RB
5.000%, 06/01/2036	1,000	1,135
5.000%, 06/01/2037	2,000	2,254
Riverside County, Public Financing Authority, TA, AGM
5.000%, 10/01/2035	1,000	1,119
5.000%, 10/01/2036	650	720
5.000%, 10/01/2037	700	768
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	3,000	3,375
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,180
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	406
5.000%, 07/01/2027	500	515
5.000%, 07/01/2028	1,000	1,026
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,040
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,520
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2032	2,500	2,759
San Francisco City & County, Airport Comm-San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	1,500	1,574
San Francisco City & County, Multiple Capital Improvement Projects, COP
5.000%, 04/01/2032	2,200	2,466
5.000%, 04/01/2033	1,685	1,902
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,236
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	771

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	$500	$538
5.000%, 03/01/2030	700	765
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	966
3.000%, 08/01/2033	2,580	2,461
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,452
Southern California Public Power Authority, Ser A, RB
5.000%, 07/01/2035	400	426
Stockton Unified School District, Ser A, GO, BAM
5.000%, 08/01/2031	750	833
5.000%, 08/01/2032	600	673
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2027	1,000	1,025
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	596
4.000%, 08/01/2028	435	447
4.000%, 08/01/2029	735	758
4.000%, 08/01/2030	1,320	1,362
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	529
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,324
University of California, Ser BZ, RB
5.000%, 05/15/2038	2,000	2,194
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,035
5.000%, 04/01/2028	2,000	2,082
Vista Joint Powers Financing Authority, Ser A, RB
5.000%, 05/01/2026	650	662
5.000%, 05/01/2027	600	625
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,206

		232,707

Guam — 0.6%
Guam Government Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	1,375	1,429

Total Municipal Bonds
(Cost $246,032) ($ Thousands)		234,136

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	681,054	$681
Total Cash Equivalent
(Cost $681) ($ Thousands)		681
Total Investments in Securities — 99.8%
(Cost $246,713) ($ Thousands)		$234,817

Percentages are based on Net Assets of $235,367 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $1,656 ($ Thousands), representing 0.7% of the Net Assets of the Fund.

(D)	Security is escrowed to maturity.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,151	$72,516	$(76,986)	$—	$—	$681	$150	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$400	$412

Massachusetts — 97.9%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,578
Hingham, GO
4.000%, 02/15/2030	340	350
4.000%, 02/15/2031	320	329
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	555
5.250%, 07/01/2031	750	846
5.000%, 07/01/2027	400	418
5.000%, 07/01/2036	1,500	1,709
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,114
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,449
5.000%, 02/01/2032	1,000	1,121
5.000%, 02/01/2033	1,000	1,130
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	862
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2029	1,000	1,074
Massachusetts State, Development Finance Agency, Amherst College, RB
5.000%, 11/01/2055 (A)	1,000	1,126
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	1,115	1,231
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,100
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.000%, 07/01/2028	585	615
Massachusetts State, Development Finance Agency, Boston College, Ser W, RB
5.000%, 07/01/2031	500	555
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	204
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2029	1,000	1,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, CareGroup, Ser I, RB
5.000%, 07/01/2026	$500	$509
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	3,000	3,342
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,027
Massachusetts State, Development Finance Agency, Emerson College, RB
5.250%, 01/01/2038	610	653
5.000%, 01/01/2037	600	634
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,260
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	1,000	1,049
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,072
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	438
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	300	316
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2036	350	386
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	707
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	1,500	1,556
Massachusetts State, Development Finance Agency, South Shore Hospital, Ser I, RB
5.000%, 07/01/2025	500	501
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,133
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,025
5.000%, 07/01/2035	1,000	1,084

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	$210	$224
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	880
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	400
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	375	395
5.000%, 07/01/2033	1,000	1,049
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	423
5.000%, 07/01/2034	200	223
5.000%, 07/01/2035	250	275
5.000%, 07/01/2036	275	301
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	450
5.000%, 07/01/2032	440	484
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,031
5.000%, 07/01/2029	840	885
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,034
5.000%, 07/01/2028	1,250	1,304
5.000%, 07/01/2029	500	529
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,047
Massachusetts State, RB, NATL
5.500%, 01/01/2034	350	391
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	326
5.000%, 03/01/2035	565	636
Massachusetts State, Ser B, GO
5.000%, 01/01/2028	1,500	1,583
5.000%, 11/01/2036	750	835
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,791
5.000%, 10/01/2034	210	232
Massachusetts State, Ser E, GO
5.000%, 11/01/2030	1,000	1,104
5.000%, 11/01/2031	345	377
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2037	1,000	1,103

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Water Resources Authority, Ser C, RB
5.000%, 08/01/2037	$510	$565
Tri-County, Regional Vocational Technical School District, GO
5.000%, 06/01/2038	775	845
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2032	600	639
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,244
Worcester, GO
4.000%, 02/15/2030	285	292

		59,022

Total Municipal Bonds
(Cost $61,865) ($ Thousands)		59,434

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	118,501	119
Total Cash Equivalent
(Cost $119) ($ Thousands)		119
Total Investments in Securities — 98.8%
(Cost $61,984) ($ Thousands)		$59,553

Percentages are based on Net Assets of $60,283 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$43	$14,426	$(14,350)	$—	$—	$119	$30	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.4%
Delaware — 3.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,071
5.000%, 01/01/2030	180	196
5.000%, 01/01/2031	115	127
5.000%, 01/01/2032	225	250
5.000%, 01/01/2033	225	248
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	501
5.000%, 01/01/2036	340	376

		2,769

Guam — 0.7%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	654

New Jersey — 84.5%
Bergen County, GO
3.000%, 07/15/2029	1,000	993
Casino Reinvestment Development Authority, Ser A, RB, AGC
5.000%, 11/01/2035	1,600	1,754
Casino Reinvestment Development Authority, Ser B, RB, AGC
5.000%, 11/01/2035	500	548
Edison, GO
3.000%, 03/15/2033	1,635	1,533
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	751
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	407
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,001
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,039
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	405
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,099
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,979
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	704

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	$1,000	$1,033
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,174
New Jersey State, Economic Development Authority, Ser SSS, RB
5.000%, 06/15/2035	1,030	1,113
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,083
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,300
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2033	350	385
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,440
New Jersey State, Educational Facilities Authority, Ser A1, RB
5.000%, 03/01/2037	2,000	2,189
New Jersey State, Educational Facilities Authority, Stevens Institute of Technology, RB
5.000%, 07/01/2028	880	910
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,018
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,907
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	751
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,022
5.000%, 07/01/2031	725	792
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	1,000	1,020

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	$1,080	$1,108
5.000%, 07/01/2037	820	833
New Jersey State, Health Care Facilities Financing Authority, Inspiria Health Obligated Group, RB
5.000%, 07/01/2033	1,000	1,106
5.000%, 07/01/2035	350	385
5.000%, 07/01/2036	525	574
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2032	1,225	1,341
5.000%, 07/01/2034	1,205	1,349
5.000%, 07/01/2036	2,000	2,201
5.000%, 07/01/2045 (A)	1,500	1,525
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,335
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,512
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	702
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	737
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	514
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	211
5.000%, 07/01/2029	270	289
5.000%, 07/01/2030	260	277
5.000%, 07/01/2031	375	397
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,530
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	1,055	1,060
4.000%, 06/15/2035	2,585	2,558
4.000%, 06/15/2036	1,515	1,478
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2037	500	530

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	$1,500	$1,648
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	2,500	2,708
5.000%, 06/15/2036	940	995
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,474
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,050
5.000%, 01/01/2034	1,500	1,558
5.000%, 01/01/2036	750	835
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	800	822
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2029	960	1,006
New Jersey State, Turnpike Authority, Ser G, RB
4.000%, 01/01/2035	1,000	1,000
Passaic County, Improvement Authority, Paterson Project, RB, ST AID WITHHLDG
5.000%, 08/01/2027	545	547
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	530
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	534
South Jersey, Transportation Authority, Ser A, RB, AGM
5.000%, 11/01/2032	1,250	1,322
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	511
5.000%, 06/01/2034	3,000	3,052
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	400	450
5.000%, 04/15/2037	550	614

		76,558

New York — 7.9%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2032	2,415	2,517
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,294
4.000%, 07/15/2036	1,325	1,317

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2037	$1,000	$1,033

		7,161

Pennsylvania — 1.2%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,000	1,044

Total Municipal Bonds
(Cost $91,841) ($ Thousands)		88,186

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	293,070	293
Total Cash Equivalent
(Cost $293) ($ Thousands)		293
Total Investments in Securities — 97.7%
(Cost $92,134) ($ Thousands)		$88,479

Percentages are based on Net Assets of $90,579 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the transactions with affiliates for the period ended May 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,256	$31,195	$(33,158)	$—	$—	$293	$67	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.1%
Guam — 0.7%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	$725	$759

New York — 98.4%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	960
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,049
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	355
5.000%, 08/01/2027	275	279
Build NYC Resource, Success Academy Charter School Project, RB
5.000%, 09/01/2035	900	960
5.000%, 09/01/2036	1,000	1,058
5.000%, 09/01/2037	1,475	1,553
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	515
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	695
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	814
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,185
Long Island, Power Authority, RB
5.000%, 09/01/2027	1,000	1,050
1.000%, 09/01/2025	1,000	992
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,050
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,531
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2037	1,895	2,033
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,092
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	2,000	2,115
Metropolitan New York, Transportation Authority, Ser C-1-B, RB, BAM-TCRS
5.000%, 11/15/2031	1,750	1,833
Monroe County, Industrial Development Authority, St. John Fisher University Project, RB
5.000%, 06/01/2033	750	817

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2034	$2,000	$2,251
Nassau County, Interim Finance Authority, Ser A, RB
4.000%, 11/15/2032	1,000	1,056
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,311
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,600
5.000%, 08/01/2037	1,765	1,823
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	445	444
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,047
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,862
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,039
New York City, Ser C, GO
5.000%, 08/01/2032	1,345	1,455
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,018
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S-3, RB
5.000%, 07/15/2032	2,450	2,562
New York City, Transitional Finance Authority, Sub-Ser C-S, RB
5.000%, 05/01/2038	1,500	1,629
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.000%, 05/01/2032	1,500	1,667
New York City, Transitional Finance Authority, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,489
New York City, Water & Sewer System, Finance Authority, RB
5.000%, 06/15/2031	1,750	1,944
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,001
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2030	1,095	1,182

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Northwell Healthcare Inc Obligated Group, RB
5.000%, 05/01/2034	$1,000	$1,102
4.000%, 05/01/2037	1,250	1,215
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group, RB
5.000%, 08/01/2035	2,000	2,243
New York State, Dormitory Authority, RB
5.000%, 03/15/2032	1,500	1,665
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,095
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2029	2,500	2,599
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,296
5.000%, 10/01/2036	2,000	2,159
New York State, Dormitory Authority, Ser A-1, RB
5.000%, 03/15/2035	2,000	2,216
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,559
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	860
New York State, Dormitory Authority, The New School, Ser A, RB
5.000%, 07/01/2035	1,365	1,500
New York State, Dormitory Authority, White Plains Hospital Obligated Group, RB, AGC
5.000%, 10/01/2038	1,000	1,067
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,012
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,673
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	$1,700	$1,772
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,525
New York State, Ser C, GO
5.000%, 03/15/2035	1,000	1,117
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,926
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,055	1,114
5.000%, 12/01/2033	1,560	1,638
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	1,000	1,007
5.000%, 12/01/2030	1,000	1,075
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,275
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	615	660
Suffolk, Tobacco Asset Securitization, RB
4.000%, 06/01/2035	2,345	2,305
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 12/01/2033	1,000	1,123
5.000%, 05/15/2035	500	551
5.000%, 12/01/2037	3,000	3,298
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser A-1, RB
5.000%, 05/15/2036	1,300	1,454
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A, RB
5.000%, 02/01/2028	4,335	4,576
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	750

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	$260	$260
5.000%, 07/01/2026	300	304

		107,810

Total Municipal Bonds
(Cost $111,742) ($ Thousands)		108,569

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	38,211	38
Total Cash Equivalent
(Cost $38) ($ Thousands)		38
Total Investments in Securities — 99.1%
(Cost $111,780) ($ Thousands)		$108,607

Percentages are based on Net Assets of $109,582 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,771	$45,733	$(47,466)	$—	$—	$38	$82	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.3%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$928

Pennsylvania — 97.6%
Adams County, General Authority, The Brethren Home Community, RB
5.000%, 06/01/2034	2,615	2,717
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,408
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	544
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,618
5.000%, 04/01/2036	1,000	1,020
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2030	305	322
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,071
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,831
Chester County, GO
4.000%, 07/15/2029	300	310
4.000%, 07/15/2030	250	257
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2029	375	402
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,610
5.000%, 06/01/2029	500	521
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	831
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	254
5.000%, 08/01/2036	255	278
5.000%, 08/01/2037	345	374
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027 (A)	500	518
Delaware County, Cabrini University Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2027 (B)	500	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	$1,015	$1,055
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,357
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,052
Delaware Valley Regional Finance Authority, Ser A, RB
4.000%, 09/01/2035	1,345	1,368
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	646
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (C)	1,000	1,019
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,408
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	406
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,210
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (C)	1,700	1,503
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	957
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	502
5.000%, 09/01/2028	1,500	1,585
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	755
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	415
5.000%, 07/01/2029	350	369
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	1,000	1,065

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northampton County, General Purpose Authority, Ser A, RB
5.000%, 11/15/2034	$1,000	$1,132
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	927
Pennsylvania State University, RB
5.000%, 09/01/2035	850	939
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	1,100	1,130
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,579
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,250	1,231
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,013
5.000%, 05/15/2031	1,000	1,072
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	798
5.000%, 10/15/2030	925	991
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser B, RB
5.000%, 03/15/2038	2,000	2,096
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	834
5.000%, 08/01/2036	725	800
Pennsylvania State, GO
5.000%, 05/01/2030	1,000	1,092
5.000%, 09/01/2032	2,590	2,900
5.000%, 08/15/2033	2,310	2,599
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,506
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2033	1,875	1,968
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,164
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,177
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	265	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028 (A)	$70	$74
5.000%, 02/15/2035	2,000	2,268
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026 (A)	15	15
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027 (A)	75	77
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
5.250%, 11/01/2037	1,500	1,621
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,043
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	533
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,745	1,753
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,135	1,142
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	521
5.000%, 07/01/2028	400	418
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,875	2,053
5.000%, 12/01/2031	1,000	1,103
5.000%, 12/01/2032	2,000	2,211
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,707
5.000%, 12/01/2033	375	418
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	553
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	522
5.000%, 06/01/2031	1,165	1,282
5.000%, 06/01/2033	895	999
5.000%, 12/01/2034	1,000	1,109
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2029	1,590	1,676
5.000%, 07/01/2031	1,100	1,176

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	$1,000	$1,001
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 08/01/2027	1,705	1,775
5.000%, 10/01/2029	2,000	2,040
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,088
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	779
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,023
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,073
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	417
4.000%, 07/01/2035	5,325	5,269
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	2,850	2,962
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,024
5.000%, 08/01/2027	1,000	1,039
5.000%, 05/01/2028	1,000	1,051
5.000%, 05/01/2031	1,000	1,091
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,354
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	759
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	488
5.000%, 11/01/2027	1,800	1,884
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,481
5.000%, 06/01/2034	800	878
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB, AGC
5.000%, 09/01/2035	2,500	2,817
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	$1,000	$1,088
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGC
5.000%, 09/01/2036	200	221
5.000%, 09/01/2037	300	328
5.000%, 09/01/2038	400	432
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	1,500	1,537
5.000%, 09/01/2029	750	811
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	487
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	250	273
5.000%, 10/01/2031	325	354
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,119
5.000%, 06/01/2033	1,000	1,111
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2028	725	759
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,244

		134,676

Total Municipal Bonds
(Cost $140,162) ($ Thousands)		135,604

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	721,821	722
Total Cash Equivalent
(Cost $722) ($ Thousands)		722
Total Investments in Securities — 98.8%
(Cost $140,884) ($ Thousands)		$136,326

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Pennsylvania Municipal Bond Fund (Concluded)

Percentages are based on Net Assets of $137,964 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

The following is a summary of the transactions with affiliates for the period ended May 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$451	$34,427	$(34,156)	$—	$—	$722	$69	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 73.0%
Alabama — 1.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$702
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (A)	3,100	3,294
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,122
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,100	2,198
Black Belt, Energy Gas District, Sub-Ser, RB
4.315%, 07/01/2052 (A)	1,000	1,009
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	821
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,527
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	1,000	1,083

		13,756

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	6
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,560

		3,566

Arizona — 1.0%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,062
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.125%, 01/01/2059	5,428	4,830
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	90
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	1,510	1,516
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	245	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	$1,050	$930
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	235	206

		8,882

Arkansas — 0.1%
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	780

California — 8.6%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	1,123
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (A)	995	1,058
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,941
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 02/01/2055 (A)	3,100	3,280
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(C)	2,600	2,614
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(C)	4,700	4,665
California State, Housing Finance Agency, Vose Apartments, Ser K, RB
7.000%, 03/01/2053 (A)(C)	1,600	1,517
6.000%, 03/01/2053 (A)(C)	6,200	6,223
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Sub-Ser B, AMT, RB
9.500%, 01/01/2065 (A)(C)	3,500	3,390
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	523

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Ascent 613 Project, Ser A, RB
5.000%, 01/01/2040 (C)	$1,305	$1,252
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	927
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,432	–
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
7.500%, 12/01/2040 (C)(D)	666	2
6.750%, 12/01/2028 (C)(D)	1,932	5
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,349
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	453
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)(D)	1,000	600
5.000%, 06/01/2051 (C)(D)	1,000	600
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (A)	1,965	1,676
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	2,150	2,083
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,235
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	3,765	3,844
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,095	926
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (C)	500	346
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (C)	1,000	722

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (C)	$500	$359
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (C)	2,200	2,151
0.000%, 09/01/2032 (C)(E)(F)	7,800	4,734
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	23,600	2,532
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	1,215	1,095
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	996
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	6,939
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	15,040	2,306
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	3,114
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,145
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,199

		72,924

Colorado — 2.0%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,506
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	486
5.000%, 12/01/2048	500	459
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	370
Colorado International Center, Metropolitan District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,449
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	407
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,000	1,734

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Covenant Living Communities and Services, RB
5.000%, 12/01/2035	$1,000	$1,075
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(C)	2,140	2,155
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	540	564
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,144	1,147
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	4,002
Pinery, Commercial Metropolitan District No. 2, RB
5.750%, 12/01/2054	500	480
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	841
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	194
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	313	285

		17,154

Connecticut — 0.2%
Connecticut State, Health & Educational Facilities Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2053 (C)	1,500	1,330

Delaware — 1.4%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,905	1,755
3.167%, 10/01/2038 (A)(C)	10,780	8,809
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	1,006

		11,570

District of Columbia — 0.4%
District of Columbia, Income Tax Revenue, Ser A, RB
5.000%, 06/01/2050	3,500	3,580

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 2.2%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	$1,325	$1,325
Capital Trust Agency, First Mortgage, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	21
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	13
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	876
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	3,005
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	391
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB, AG
5.000%, 07/01/2044	2,500	2,446
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	486
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	468
Florida State, Village Community Development District No. 15, SAB
5.000%, 05/01/2043 (C)	1,425	1,400
4.800%, 05/01/2055 (C)	1,000	917
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	321	4
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	992
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,630	1,631
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,365	1,952
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	638
4.000%, 05/15/2028	750	745

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	$950	$719
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	250	254

		18,283

Georgia — 3.2%
Atlanta, Development Authority, Gulch Enterprise Zone Project, RB
0.000%, 06/15/2028 (C)(E)(F)	2,400	2,084
Atlanta, Development Authority, Westside Gulch Area Project, Ser A, TA
5.000%, 04/01/2034 (C)	300	298
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,503
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	972
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (C)	1,460	1,309
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	986
5.000%, 06/01/2053 (A)	2,150	2,229
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	3,400	3,559
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,589
5.500%, 07/01/2064	1,000	1,017
5.000%, 01/01/2056	500	491
5.000%, 07/01/2060	5,000	4,860

		26,897

Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	265	263
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,400	1,251

		1,514

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 3.1%
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	$500	$476
Chicago, O'Hare International Airport, Ser C, AMT, RB
5.000%, 01/01/2035	3,000	3,187
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,013
Hillside, TA
5.000%, 01/01/2030	1,160	1,164
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	291
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	718
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,561	12
5.000%, 02/15/2037 (D)	1,561	13
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2041	1,000	1,006
Illinois State, GO
5.000%, 02/01/2036	6,000	6,413
Illinois State, RB
5.000%, 06/15/2026	2,000	2,005
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,509
Illinois State, Ser B, GO
5.250%, 05/01/2043	2,000	2,055
5.000%, 12/01/2026	2,500	2,565
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 01/01/2045	2,500	2,524

		25,951

Indiana — 1.0%
Indiana State, Finance Authority, Ohio Valley Electric Corp Project, Ser 2012C, RB
3.000%, 11/01/2030	3,900	3,763
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)(D)	10,200	1,571
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,164

		8,498

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa — 1.1%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
4.000%, 12/01/2032 (A)(B)	$4,200	$4,440
Iowa State, Finance Authority, Lifespace Communities Inc, RB
5.000%, 05/15/2049	1,000	932
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	615	619
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,707
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	11,130	1,637

		9,335

Kansas — 0.5%
Colby, Citizens Medical Center Project, RB
5.500%, 07/01/2026	2,000	2,003
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	800
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	491
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	315	314
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	1,785	935

		4,543

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	693
6.000%, 11/15/2036	1,700	1,329

		2,022

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	700	725

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	$400	$343
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	630	644

		1,712

Maryland — 0.1%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	611

Massachusetts — 0.8%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	1,500	1,461
Massachusetts State, Ser D, GO
5.000%, 10/01/2051	5,000	5,076

		6,537

Michigan — 2.0%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,106
5.250%, 05/01/2027	300	310
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)(F)	5,767	4,433
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	238
4.800%, 09/01/2040	185	152
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (G)	5,000	1,311
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	28,500	3,748
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	2,016
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	3,643

		16,957

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	$320	$317
Minneapolis, Charter School Lease, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	531
Minneapolis, Charter School Lease, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	749
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	100	98

		1,695

Missouri — 0.8%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	860
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,031
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,200	2,064

		6,955

Montana — 0.2%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,297

Nevada — 0.5%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)(D)	2,703	11
5.125%, 12/15/2037 (C)	1,765	–
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	1,144
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (C)(G)	18,500	2,726

		3,881

New Hampshire — 0.7%
New Hampshire State, National Finance Authority, Ser 1-, RB
3.787%, 09/20/2034 (C)	3,945	3,657
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,468	1,342

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire State, National Finance Authority, University of Nevada Project, RB, BAM
4.500%, 06/01/2053	$1,075	$997

		5,996

New Jersey — 1.3%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,455
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,022
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	428
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,432
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	1,954
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	630	604
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	501

		11,396

New York — 6.1%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,396
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,003
4.600%, 02/01/2051	500	365
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,381
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.191%, 03/01/2026 (A)	425	423
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	685

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	$2,000	$2,073
1.350%, 08/01/2041 (A)	1,000	1,000
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
5.250%, 06/15/2048	1,700	1,779
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	4,679
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,253
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,129
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	3,997
5.000%, 11/15/2044 (C)	1,000	971
New York State, Transportation Development Corporation, American Airlines Inc, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,060	1,082
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	2,000	2,172
5.000%, 01/01/2033	4,085	4,117
4.000%, 10/01/2030	1,000	979
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,070
New York State, Transportation Development Corporation, JFK International Airport Terminal 6 Redevelopment Project, AMT, RB, AGC
5.250%, 12/31/2054	5,100	5,114
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,873
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,555

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	$500	$511
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	1,913
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	801
5.250%, 09/15/2053	2,500	1,921

		51,242

North Carolina — 0.1%
North Carolina State, Housing Finance Agency, 1998 Trust Agreement, Ser 54-A, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2055	900	991

North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	1,500	–
6.625%, 12/15/2031 (C)(D)	1,000	–
		–
Ohio — 1.9%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	4,000	3,461
0.000%, 06/01/2057 (G)	54,300	5,212
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,736
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	1,526	19
6.000%, 04/01/2038 (C)(D)	1,297	16
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	4,250	3,720

		16,164

Oklahoma — 0.9%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,500
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,622

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	$2,163	$7
6.875%, 11/01/2046 (D)	1,081	4
6.625%, 11/01/2036 (D)	522	2
Tulsa Municipal Airport Trust Trustees, American Airlines Inc Project, AMT, RB
6.250%, 12/01/2035	3,000	3,280

		7,415

Other — 3.2%
Freddie Mac, Multifamily ML Certificates, Ser ML15, RB
4.143%, 01/25/2040 (A)	4,906	4,646
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A, RB
2.990%, 04/25/2043 (A)	1,973	1,687
Freddie Mac, Multifamily ML Certificates, Ser ML19, RB
4.552%, 08/25/2040 (A)	5,844	5,821
4.033%, 12/25/2036 (A)	5,184	5,114
Freddie Mac, Multifamily ML Certificates, Ser ML22, RB
4.684%, 10/25/2040 (A)	3,077	3,089
Freddie Mac, Multifamily ML Certificates, Ser ML-29-CL, RB
4.869%, 01/25/2043 (A)	6,300	6,300

		26,657

Pennsylvania — 3.3%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	966
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, Sub-Ser, RB
5.250%, 05/01/2042 (C)	2,040	2,005
Berks County, Municipal Authority, Tower Health Project, RB
8.000%, 06/30/2034	577	580
7.000%, 06/30/2039	2,878	2,488
Berks County, Municipal Authority, Tower Health Project, Ser A-2A, RB
6.000%, 06/30/2034	289	304
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,450	3,751
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	$495	$495
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,500	2,489
5.000%, 11/01/2051	3,000	2,913
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	4,878
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.250%, 12/01/2037 (A)	1,000	1,001
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,242
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2026 (B)(C)	2,000	2,070
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,836

		28,117

Puerto Rico — 7.1%
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2030 (D)	200	97
5.250%, 07/01/2031 (D)	5,895	2,859
Puerto Rico, Electric Power Authority, Ser A-PSA, RB
6.750%, 07/01/2036 (D)	2,605	1,263
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.568%, 07/01/2029 (A)(D)	9,040	8,799
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020	1,380	669
Puerto Rico, Electric Power Authority, Ser XX-PSA, RB
5.250%, 07/01/2040 (D)	1,070	519
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (D)	1,265	614
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	9,673	9,287

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	$4,503	$4,224
0.000%, 07/01/2046 (G)	12,100	3,861
0.000%, 07/01/2051 (G)	41,435	9,721
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	2,000	1,863
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	1,906
Puerto Rico, Sub-Ser CW, Notes
0.000%, 11/01/2043 (A)(E)	3,813	2,288
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (A)(E)	18,924	11,591

		59,561

Rhode Island — 1.0%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,212
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,940

		8,152

South Carolina — 0.5%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	1,800	1,906
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	90
5.250%, 02/01/2027 (C)(D)	1,000	90
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	124
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2044	2,000	2,024

		4,234

Tennessee — 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,783
Chattanooga, Health Educational & Housing Facility Board, Erlanger Health, RB
5.250%, 12/01/2049	1,000	1,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cleveland, Health & Educational Facilities Board, Multifamily Housing, Horizon Square Apartments Project, RB, FNMA/FHA
4.200%, 05/01/2040	$995	$939
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (D)	700	511
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	445	447
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,054

		8,740

Texas — 6.0%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	3,000	1,402
7.500%, 12/01/2045 (C)	1,750	580
Austin Affordable PFC, Multifamily Housing, Heritage Pointe Seniors Apartments, RB, FNMA
4.350%, 05/01/2043	2,750	2,583
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	369
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
12.000%, 06/01/2043 (C)	3,500	2,975
10.000%, 06/01/2042 (A)(C)	1,400	1,190
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)(D)	8,910	7,128
7.000%, 03/01/2039 (D)	480	384
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,913
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,251
6.000%, 08/15/2038	1,500	1,504
Dallas City, Housing Finance, West Virginia Apartments, RB, FNMA
4.350%, 10/01/2041	1,000	971
Houston, Airport System Revenue, United Airlines Inc Terminal Improvement Projects, Ser B-UNITED, AMT, RB
5.500%, 07/15/2035	4,000	4,153

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	$1,500	$750
5.000%, 07/01/2031 (D)	250	125
5.000%, 07/01/2046 (D)	2,000	1,700
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,370
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	475
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	427
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	926
Port of Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
4.000%, 01/01/2050 (C)	1,500	1,163
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
4.506%, 12/15/2026 (A)	3,000	3,001
Texas State, Water Development Board, Ser A, RB
5.000%, 10/15/2058	3,600	3,652
4.875%, 10/15/2048	10,500	10,551

		50,543

Utah — 0.9%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	2,000	1,634
Mida Mountain Village, Public Infrastructure District, Sub-Ser 2, TA
6.000%, 06/15/2054 (C)	1,000	1,004
5.500%, 06/15/2039 (C)	1,790	1,780
Soleil Hills, Public Infrastructure District No. 1, Ser A, GO
5.875%, 03/01/2055 (C)	500	475
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	855
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	400	397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	$1,300	$1,059

		7,204

Virginia — 1.7%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	2,700	2,516
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	372
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	955
Lewistown, Commerce Center, Community Development Authority, Ser B, TA
6.050%, 03/01/2044	23	19
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	53
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	34	23
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,686
Virginia State, Small Business Financing Authority, Mary Washington Healthcare Obligated Group, RB
5.000%, 06/15/2041	1,000	1,027
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	5,476
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,363

		14,490

Washington — 1.0%
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,030
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	226
4.000%, 07/01/2028 (C)	400	393

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Lansdale Pointe Apartments Project, RB, FNMA
4.400%, 03/01/2043	$2,000	$1,892
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	3,056	2,751
Washington State, Housing Finance Commission, Social Certificates, Ser 2, RB
4.085%, 03/20/2040 (A)	1,992	1,835

		8,127

West Virginia — 1.1%
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,232
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,741

		8,973

Wisconsin — 3.2%
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	5,000	1,801
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	8,110	2,863
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	884
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	1,018
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,196
5.000%, 08/01/2028	795	781
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,275
5.000%, 03/01/2048	1,500	1,242
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	1,925
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	$3,250	$3,342
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	1,707
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (C)(G)	721	530
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,553
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	807
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	5,070	2,282
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	2,500	2,120

		27,026

Total Municipal Bonds
(Cost $671,256) ($ Thousands)		615,258

CORPORATE OBLIGATIONS — 20.9%
Financials — 20.8%
Allianz
3.500%, H15T5Y + 2.973%(A)(C)(H)	2,600	2,526
American Express
3.550%, H15T5Y + 2.854%(A)(H)	6,000	5,802
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(C)(H)	6,900	6,957
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(A)(H)	1,200	1,317
Banco Santander
9.625%, H15T5Y + 5.306%(A)(H)	3,000	3,303
Bank of America
6.625%, H15T5Y + 2.684%(A)(H)	2,200	2,235
6.125%, H15T5Y + 3.231%(A)(H)	3,300	3,323
4.375%, H15T5Y + 2.760%(A)(H)	3,000	2,905
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (A)	2,000	2,063
Bank of New York Mellon
3.750%, H15T5Y + 2.630%(A)(H)	4,300	4,138
3.700%, H15T5Y + 3.352%(A)(H)	3,500	3,432

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (A)	$3,200	$3,371
Barclays PLC
9.625%, USISSO05 + 5.775%(A)(H)	1,200	1,325
4.375%, H15T5Y + 3.410%(A)(H)	3,000	2,738
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(I)	6,000	4,732
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(C)(H)	2,400	2,550
8.500%, H15T5Y + 4.354%(A)(C)(H)	1,400	1,483
7.750%, H15T5Y + 4.899%(A)(C)(H)	4,290	4,462
BP Capital Markets PLC
6.125%, H15T5Y + 1.924%(A)(H)	2,700	2,643
Capital One Financial
3.950%, H15T5Y + 3.157%(A)(H)	5,300	5,145
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(H)	6,000	5,929
Citigroup
4.000%, H15T5Y + 3.597%(A)(H)	3,000	2,969
3.875%, H15T5Y + 3.417%(A)(H)	4,400	4,311
Citizens Financial Group
5.650%, H15T5Y + 5.313%(A)(H)	1,500	1,496
4.000%, H15T5Y + 3.215%(A)(H)	2,500	2,422
CoBank ACB
6.250%, US0003M + 4.660%(A)(H)	500	500
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/2052 (A)	1,500	1,523
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(H)	2,000	2,027
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(C)(H)	3,000	2,755
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(A)(H)	3,300	3,437
4.125%, H15T5Y + 2.949%(A)(H)	2,000	1,947
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(A)(H)	1,500	1,491
Huntington Bancshares
4.450%, H15T7Y + 4.045%(A)(H)	5,648	5,480
ING Groep
5.750%, H15T5Y + 4.342%(A)(H)	4,600	4,572
JPMorgan Chase
6.875%, H15T5Y + 2.737%(A)(H)	500	522
6.500%, H15T5Y + 2.152%(A)(H)	1,500	1,520
3.650%, H15T5Y + 2.850%(A)(H)	2,300	2,243
KeyCorp
5.000%, TSFR3M + 3.868%(A)(H)	3,000	2,943
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(A)(H)	4,800	5,045
M&T Bank
7.304%, H15T5Y + 3.174%(A)(H)	1,800	1,795

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, H15T5Y + 2.679%(A)(H)	$2,000	$1,874
MetLife
3.850%, H15T5Y + 3.576%(A)(H)	3,300	3,271
NatWest Group PLC
8.125%, H15T5Y + 3.752%(A)(H)	2,000	2,121
Northern Trust
4.600%, TSFR3M + 3.464%(A)(H)	500	495
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(H)	2,100	2,108
6.000%, H15T5Y + 3.000%(A)(H)	3,400	3,407
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (A)	2,000	2,030
Royal Bank of Canada
6.350%, H15T5Y + 2.257%, 11/24/2084 (A)	500	470
Societe Generale
10.000%, H15T5Y + 5.448%(A)(H)	200	218
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(C)(H)	4,000	4,095
State Street
6.700%, H15T5Y + 2.628%(A)(H)	1,200	1,224
6.450%, H15T5Y + 2.135%(A)(H)	2,400	2,392
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	19,266	6,261
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (A)	4,000	4,189
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(H)	2,000	2,176
9.250%, H15T5Y + 4.758%(A)(C)(H)	1,000	1,142
4.375%, H15T5Y + 3.313%(A)(C)(H)	6,000	5,259
US Bancorp
5.300%, TSFR3M + 3.176%(A)(H)	1,000	991
3.700%, H15T5Y + 2.541%(A)(H)	6,200	5,909
Voya Financial
7.758%, H15T5Y + 3.358%(A)(H)	1,700	1,751
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(H)	2,500	2,462

		175,222

Utilities — 0.1%
Dominion Energy
4.350%, H15T5Y + 3.195%(A)(H)	1,100	1,075

Total Corporate Obligations
(Cost $178,341) ($ Thousands)		176,297

	Shares
PREFERRED STOCK — 3.0%
Allstate, 4.750%	21,234	403
Arch Capital Group, 5.450%	10,784	220

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Tax-Advantaged Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
AT&T, 4.750%	121,800	$2,308
Bank of America, 5.242% (A)	20,730	419
Capital One Financial, 5.000%	70,400	1,320
Dairy Farmers of America, 7.875%	15,000	1,432
Entergy Texas, 5.375%	39,700	896
Equitable Holdings, 5.250%	50,050	904
Fifth Third Bancorp, 8.296% (A)	49,904	1,282
Goldman Sachs Group, 5.232% (A)	4,166	88
KeyCorp, 6.125% (A)	2,822	69
M&T Bank, 5.625% (A)	12,841	319
MetLife, 4.750%	182,370	3,569
Morgan Stanley, 5.218% (A)	133,149	2,951
NSTAR Electric, 4.780%	10,708	846
Regions Financial, 4.450%	63,525	1,163
RenaissanceRe Holdings, 4.200%	37,558	585
Stifel Financial, 4.500%	41,828	691
UMB Financial, 7.750% (A)	38,600	975
US Bancorp, 5.500%	20,436	867
Voya Financial, 5.350% (A)	94,605	2,282
Webster Financial, 5.250%	76,527	1,544

Total Preferred Stock
(Cost $28,351) ($ Thousands)		25,133
	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.9%
United States Treasury Bill
4.255%, 07/10/2025 (J)	$1,600	1,593
4.247%, 07/22/2025 (J)	4,200	4,176
4.225%, 07/31/2025 (J)	2,000	1,986

Total U.S. Treasury Obligations
(Cost $7,754) ($ Thousands)		7,755

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 0.9%
Real Estate — 0.9%
FHLMC
5.210%, 08/01/2040	$3,561	$3,752
3.850%, 07/01/2039	4,140	3,804

Total Mortgage-Backed Securities
(Cost $7,300) ($ Thousands)		7,556

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	1,776,871	1,777
Total Cash Equivalent
(Cost $1,777) ($ Thousands)		1,777
Total Investments in Securities — 98.9%
(Cost $894,779) ($ Thousands)		$833,776

Percentages are based on Net Assets of $843,128 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $195,130 ($ Thousands), representing 23.1% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Perpetual security with no stated maturity date.
(I)	Level 3 security in accordance with fair value hierarchy.
(J)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$588	$59,530	$(58,341)	$—	$—	$1,777	$114	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

May 31, 2025 (Unaudited)

Portfolio Abbreviations
ACB— Agricultural Credit Bank
AGC— Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AGUK — Assured Guaranty London PLC
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAM-TCRS — Build America Mutual Assurance Co. – Transferable Custodial Receipts
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp
PFC — Public Facility Corporation
PLC — Public Limited Company
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assessment Bond
Ser— Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
TSFR3M – Term Secured Overnight Financing Rate 3 Month
USD – U.S. Dollar

SEI Tax Exempt Trust